                                                               N U V E E N
                                                                     Investments

--------------------------------------------------------------------------------

Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------

            Semiannual Report dated November 30, 2001
          ----------------------------------------------------------------------

      Dependable, tax-free income to help you keep more of what you earn.

                             [PHOTOS APPEAR HERE]

                                              Nuveen Georgia Municipal Bond Fund
                                            Nuveen Louisiana Municipal Bond Fund
                                       Nuveen North Carolina Municipal Bond Fund
                                            Nuveen Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------

Less mail more freedom with online fund reports

There is a new way to receive your Nuveen Fund updates faster than ever. Nuveen now can link you with electronic versions of the important financial information we send you by regular mail.

By registering for online access via the internet, you will be able to view and save the Fund information you currently receive in the mail. This information can be stored on your computer and retrieved any time. In addition, you can select only the specific pages you want to view or print.

With this new service, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click your computer mouse on the internet address provided. You'll be saving time, as well as saving your Fund paper, printing and distribution expenses.

Registering for electronic access is easy and only takes a few minutes. (see below)

The e-mail address you provide is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.


Sign up today -- here's what you need to do...


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If your Nuveen Fund dividends are PAID TO YOUR BROKERAGE ACCOUNT, follow the steps outlined below:

1.  Go to www.investordelivery.com

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address
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3.  You'll be taken to a page with several options. Select the New Enrollment-
    Create screen. Once there, enter your e-mail address (yourID@providerID.
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    back through these steps to make sure all the information is correct.

6.  Use this same process if you need to change your registration information or
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If your Nuveen Fund dividends COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

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2.  Select the Access Account tab. Select the E-Report Enrollment section. Click
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5.  Use this same process if you need to change your registration information or cancel internet viewing.



Must be preceded by or accompanied by a prospectus.

--------------------------------------------------------------------------------

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

In addition to providing you with high current income exempt from federal taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
January 15, 2002

================================================================================

Dear Shareholder                       1
Market Commentary                      2
Georgia Spotlight                      3
Louisiana Spotlight                    4
North Carolina Spotlight               5
Tennessee Spotlight                    6
Portfolio of Investments               7
Statement of Net Assets               23
Statement of Operations               25
Statement of Changes in Net Assets    26
Notes to Financial Statements         28
Financial Highlights                  34
Fund Information                      41

--------------------------------------------------------------------------------

Market Commentary
Nuveen Research

================================================================================

Continued uncertainty and volatile equity markets characterized the economic landscape over the six-months ended November 30, 2001. Many observers now believe that the United States has been in a recession since the spring. Since our last report, unemployment has risen, corporate capital expenditures have dropped and indicators of consumer sentiment have declined. The Federal Reserve has responded by cutting the fed funds rate 11 times through the course of 2001 to eventually reach 1.75%, the lowest level in 40 years.

Partially as a result of these lower rates and weaker economic conditions, the general municipal market performed well over this reporting period. The yield of the widely followed Bond Buyer 20 Municipal Bond Index fell to 5.15% as of November 30, 2001, compared with 5.28% six months earlier. Low interest rates and a slowing economy also caused new municipal issuance to grow, with new issue supply topping $252 billion for the 11 months ended November 30, 2001, a 37% increase over the same period in 2000.

Some of this increase in volume may have been driven by economic conditions that made it more difficult for municipalities to finance projects from current revenues. The erosion of tax bases caused by the declining economy, increased expenses for Medicaid, additional unemployment compensation claims, and unanticipated expenses related to homeland security may cause issuers to continue feeling the pinch in revenues as we head into 2002. Some recent surveys of governors and state budget officers indicate that state budget shortfalls for Fiscal Year 2002 could rise to between $40 and $50 billion.
While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, some officials now fear that this recession, and thus also state budget shortfalls, may be deeper than last time.

As we look toward the next six to twelve months, we anticipate there may be some degree of improvement in the economy, given the government's focus on stimulating consumer demand. However, since many consumers are already carrying large amounts of personal debt, near-term recovery may be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect the fed funds rate to remain stable or gradually to drift higher as we move through 2002.

--------------------------------------------------------------------------------

Fund Spotlight

As of November 30, 2001                       Nuveen Georgia Municipal Bond Fund

================================================================================

Quick Facts
                                     A Shares    B Shares    C Shares   R Shares
NAV                                   $ 10.85     $ 10.87     $ 10.83    $ 10.82
--------------------------------------------------------------------------------
Latest Dividend /1/                   $0.0435     $0.0365     $0.0385    $0.0450
--------------------------------------------------------------------------------
CUSIP                               67065P501   67065P600   67065P709  67065P808
--------------------------------------------------------------------------------
Inception Date                           3/86        2/97        1/94       2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01 /2/
A Shares                                                        NAV       Offer
1-Year                                                         8.86%       4.28%
--------------------------------------------------------------------------------
5-Year                                                         5.63%       4.72%
--------------------------------------------------------------------------------
10-Year                                                        6.37%       5.92%
--------------------------------------------------------------------------------

B Shares                                                   w/o CDSC      w/CDSC
1-Year                                                         8.06%       4.06%
--------------------------------------------------------------------------------
5-Year                                                         4.89%       4.72%
--------------------------------------------------------------------------------
10-Year                                                        5.86%       5.86%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     8.27%
--------------------------------------------------------------------------------
5-Year                                                                     5.05%
--------------------------------------------------------------------------------
10-Year                                                                    5.78%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                     9.07%
--------------------------------------------------------------------------------
5-Year                                                                     5.78%
--------------------------------------------------------------------------------
10-Year                                                                    6.45%
--------------------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                                        NAV       Offer
SEC 30-Day Yield                                               3.93%       3.76%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                   6.00%       5.74%
--------------------------------------------------------------------------------

B Shares                                                                    NAV
SEC 30-Day Yield                                                           3.17%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               4.84%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
SEC 30-Day Yield                                                           3.37%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.15%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
SEC 30-Day Yield                                                           4.13%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               6.31%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/01 /2/

A Shares                                                           NAV    Offer
1-Year                                                           10.45%    5.86%
--------------------------------------------------------------------------------
5-Year                                                            6.21%    5.29%
--------------------------------------------------------------------------------
10-Year                                                           6.44%    5.99%
--------------------------------------------------------------------------------

B Shares                                                      w/o CDSC   w/CDSC
1-Year                                                            9.74%    5.74%
--------------------------------------------------------------------------------
5-Year                                                            5.47%    5.31%
--------------------------------------------------------------------------------
10-Year                                                           5.93%    5.93%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     9.86%
--------------------------------------------------------------------------------
5-Year                                                                     5.63%
--------------------------------------------------------------------------------
10-Year                                                                    5.84%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                    10.78%
--------------------------------------------------------------------------------
5-Year                                                                     6.35%
--------------------------------------------------------------------------------
10-Year                                                                    6.52%
--------------------------------------------------------------------------------

Top Five Sectors /4/
Tax Obligation (Limited)                                                     20%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                              15%
--------------------------------------------------------------------------------
Housing (Multifamily)                                                        14%
--------------------------------------------------------------------------------
Utilities                                                                    11%
--------------------------------------------------------------------------------
Healthcare                                                                   10%
--------------------------------------------------------------------------------

Portfolio Statistics
Total Net Assets                                                  $152.5 million
--------------------------------------------------------------------------------
Average Duration                                                            6.97
--------------------------------------------------------------------------------
Average Effective Maturity                                           20.34 years
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------

Fund Spotlight

As of November 30, 2001                     Nuveen Louisiana Municipal Bond Fund

================================================================================

Quick Facts
                                     A Shares    B Shares    C Shares   R Shares
--------------------------------------------------------------------------------
NAV                                   $ 11.23     $ 11.22     $ 11.21    $ 11.25
--------------------------------------------------------------------------------
Latest Dividend /1/                   $0.0450     $0.0380     $0.0400    $0.0470
--------------------------------------------------------------------------------
CUSIP                               67065P881   67065P873   67065P865  67065P857
--------------------------------------------------------------------------------
Inception Date                           9/89        2/97        2/94       2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01 /2/
A Shares                                                         NAV      Offer
1-Year                                                          9.33%      4.76%
--------------------------------------------------------------------------------
5-Year                                                          5.39%      4.49%
--------------------------------------------------------------------------------
10-Year                                                         6.85%      6.39%
--------------------------------------------------------------------------------

B Shares                                                    w/o CDSC     w/CDSC
1-Year                                                          8.45%      4.45%
--------------------------------------------------------------------------------
5-Year                                                          4.61%      4.44%
--------------------------------------------------------------------------------
10-Year                                                         6.33%      6.33%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     8.66%
--------------------------------------------------------------------------------
5-Year                                                                     4.81%
--------------------------------------------------------------------------------
10-Year                                                                    6.25%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                     9.65%
--------------------------------------------------------------------------------
5-Year                                                                     5.63%
--------------------------------------------------------------------------------
10-Year                                                                    6.97%
--------------------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                                         NAV      Offer
SEC 30-Day Yield                                                4.12%      3.94%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                    6.20%      5.92%
--------------------------------------------------------------------------------

B Shares                                                                    NAV
SEC 30-Day Yield                                                           3.36%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.05%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
SEC 30-Day Yield                                                           3.56%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.35%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
SEC 30-Day Yield                                                           4.32%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               6.50%
--------------------------------------------------------------------------------


Annualized Total Returns as of 9/30/01 /2/

A Shares                                                         NAV      Offer
1-Year                                                         11.00%      6.32%
--------------------------------------------------------------------------------
5-Year                                                          6.02%      5.11%
--------------------------------------------------------------------------------
10-Year                                                         6.92%      6.46%
--------------------------------------------------------------------------------

B Shares                                                    w/o CDSC     w/CDSC
1-Year                                                         10.21%      6.21%
--------------------------------------------------------------------------------
5-Year                                                          5.26%      5.09%
--------------------------------------------------------------------------------
10-Year                                                         6.41%      6.41%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                    10.41%
--------------------------------------------------------------------------------
5-Year                                                                     5.43%
--------------------------------------------------------------------------------
10-Year                                                                    6.34%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                    11.42%
--------------------------------------------------------------------------------
5-Year                                                                     6.25%
--------------------------------------------------------------------------------
10-Year                                                                    7.04%
--------------------------------------------------------------------------------

Top Five Sectors /4/
Tax Obligation (Limited)                                                     25%
--------------------------------------------------------------------------------
Healthcare                                                                   16%
--------------------------------------------------------------------------------
Housing (Single Family)                                                      13%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                               9%
--------------------------------------------------------------------------------
Utilities                                                                     8%
--------------------------------------------------------------------------------

Portfolio Statistics
Total Net Assets                                                  $134.1 million
--------------------------------------------------------------------------------
Average Duration                                                            8.34
--------------------------------------------------------------------------------
Average Effective Maturity                                           22.61 years
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------

Fund Spotlight

As of November 30, 2001                Nuveen North Carolina Municipal Bond Fund

================================================================================

Quick Facts
                                     A Shares    B Shares    C Shares   R Shares
--------------------------------------------------------------------------------
NAV                                   $ 10.28     $ 10.30     $ 10.27    $ 10.29
--------------------------------------------------------------------------------
Latest Dividend /1/                   $0.0410     $0.0345     $0.0360    $0.0425
--------------------------------------------------------------------------------
CUSIP                               67065P840   67065P832   67065P824  67065P816
--------------------------------------------------------------------------------
Inception Date                           3/86        2/97       10/93       2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01 /2/
A Shares                                                          NAV     Offer
1-Year                                                           8.18%     3.61%
--------------------------------------------------------------------------------
5-Year                                                           5.15%     4.26%
--------------------------------------------------------------------------------
10-Year                                                          5.99%     5.54%
--------------------------------------------------------------------------------

B Shares                                                     w/o CDSC    w/CDSC
1-Year                                                           7.47%     3.47%
--------------------------------------------------------------------------------
5-Year                                                           4.41%     4.24%
--------------------------------------------------------------------------------
10-Year                                                          5.48%     5.48%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     7.68%
--------------------------------------------------------------------------------
5-Year                                                                     4.56%
--------------------------------------------------------------------------------
10-Year                                                                    5.40%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                     8.47%
--------------------------------------------------------------------------------
5-Year                                                                     5.35%
--------------------------------------------------------------------------------
10-Year                                                                    6.09%
--------------------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                                          NAV     Offer
SEC 30-Day Yield                                                 4.17%     3.99%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                     6.52%     6.23%
--------------------------------------------------------------------------------

B Shares                                                                    NAV
SEC 30-Day Yield                                                           3.41%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.33%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
SEC 30-Day Yield                                                           3.61%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.64%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
SEC 30-Day Yield                                                           4.37%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               6.83%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/01 /2/
A Shares                                                         NAV      Offer
1-Year                                                         10.30%      5.69%
--------------------------------------------------------------------------------
5-Year                                                          5.64%      4.73%
--------------------------------------------------------------------------------
10-Year                                                         6.10%      5.65%
--------------------------------------------------------------------------------

B Shares                                                    w/o CDSC     w/CDSC
1-Year                                                          9.47%      5.47%
--------------------------------------------------------------------------------
5-Year                                                          4.90%      4.73%
--------------------------------------------------------------------------------
10-Year                                                         5.59%      5.59%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     9.69%
--------------------------------------------------------------------------------
5-Year                                                                     5.05%
--------------------------------------------------------------------------------
10-Year                                                                    5.50%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                    10.49%
--------------------------------------------------------------------------------
5-Year                                                                     5.83%
--------------------------------------------------------------------------------
10-Year                                                                    6.20%
--------------------------------------------------------------------------------

Top Five Sectors /4/
Healthcare                                                                   22%
--------------------------------------------------------------------------------
Housing (Single Family)                                                      20%
--------------------------------------------------------------------------------
Tax Obligation (Limited)                                                     16%
--------------------------------------------------------------------------------
Utilities                                                                    12%
--------------------------------------------------------------------------------
Basic Materials                                                               9%
--------------------------------------------------------------------------------

Portfolio Statistics
Total Net Assets                                                  $204.3 million
--------------------------------------------------------------------------------
Average Duration                                                            7.54
--------------------------------------------------------------------------------
Average Effective Maturity                                           22.08 years
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------

Fund Spotlight

As of November 30, 2001                     Nuveen Tennessee Municipal Bond Fund

================================================================================

Quick Facts
                                     A Shares    B Shares    C Shares   R Shares
NAV                                   $ 11.10     $ 11.11     $ 11.10    $ 11.09
--------------------------------------------------------------------------------
Latest Dividend /1/                   $0.0460     $0.0390     $0.0410    $0.0475
--------------------------------------------------------------------------------
CUSIP                               67065P758   67065P741   67065P733  67065P725
--------------------------------------------------------------------------------
Inception Date                          11/87        2/97       10/93       2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01 /2/
A Shares                                                         NAV      Offer
1-Year                                                          8.71%      4.15%
--------------------------------------------------------------------------------
5-Year                                                          5.05%      4.15%
--------------------------------------------------------------------------------
10-Year                                                         6.09%      5.63%
--------------------------------------------------------------------------------

B Shares                                                    w/o CDSC     w/CDSC
1-Year                                                          7.89%      3.89%
--------------------------------------------------------------------------------
5-Year                                                          4.29%      4.13%
--------------------------------------------------------------------------------
10-Year                                                         5.58%      5.58%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     8.12%
--------------------------------------------------------------------------------
5-Year                                                                     4.47%
--------------------------------------------------------------------------------
10-Year                                                                    5.50%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                     8.89%
--------------------------------------------------------------------------------
5-Year                                                                     5.21%
--------------------------------------------------------------------------------
10-Year                                                                    6.17%
--------------------------------------------------------------------------------

Tax-Free Yields as of 11/30/01
A Shares                                                         NAV      Offer
SEC 30-Day Yield                                                4.23%      4.06%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                    6.46%      6.20%
--------------------------------------------------------------------------------

B Shares                                                                    NAV
SEC 30-Day Yield                                                           3.48%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.31%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
SEC 30-Day Yield                                                           3.68%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               5.62%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
SEC 30-Day Yield                                                           4.44%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield /3/                                               6.78%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/01 /2/
A Shares                                                         NAV      Offer
1-Year                                                         10.24%      5.58%
--------------------------------------------------------------------------------
5-Year                                                          5.53%      4.63%
--------------------------------------------------------------------------------
10-Year                                                         6.16%      5.70%
--------------------------------------------------------------------------------

B Shares                                                    w/o CDSC     w/CDSC
1-Year                                                          9.42%      5.42%
--------------------------------------------------------------------------------
5-Year                                                          4.78%      4.62%
--------------------------------------------------------------------------------
10-Year                                                         5.65%      5.65%
--------------------------------------------------------------------------------

C Shares                                                                    NAV
1-Year                                                                     9.64%
--------------------------------------------------------------------------------
5-Year                                                                     4.95%
--------------------------------------------------------------------------------
10-Year                                                                    5.57%
--------------------------------------------------------------------------------

R Shares                                                                    NAV
1-Year                                                                    10.43%
--------------------------------------------------------------------------------
5-Year                                                                     5.69%
--------------------------------------------------------------------------------
10-Year                                                                    6.24%
--------------------------------------------------------------------------------

Top Five Sectors /4/
Healthcare                                                                   18%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                              17%
--------------------------------------------------------------------------------
Basic Materials                                                              10%
--------------------------------------------------------------------------------
Housing (Single Family)                                                      10%
--------------------------------------------------------------------------------
Utilities                                                                    10%
--------------------------------------------------------------------------------

Portfolio Statistics
Total Net Assets                                                  $309.4 million
--------------------------------------------------------------------------------
Average Duration                                                            7.22
--------------------------------------------------------------------------------
Average Effective Maturity                                           19.62 years
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

                 Portfolio of Investments (Unaudited)
                 Nuveen Georgia Municipal Bond Fund
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 4.3%

 $    1,000 Brunswick and Glynn County       3/08 at 102      Baa3 $    920,070
             Development Authority,
             Georgia, Revenue Refunding
             Bonds (Georgia-Pacific
             Corporation Project),
             Series 1998, 5.550%,
             3/01/26 (Alternative
             Minimum Tax)

      3,500 Effingham County Industrial      6/11 at 101      BBB-    3,623,865
             Development Authority,
             Georgia, Pollution Control
             Revenue Refunding Bonds
             (Georgia-Pacific
             Corporation Project),
             Series 2001, 6.500%,
             6/01/31

      1,000 Savannah Economic               No Opt. Call      Baa2    1,056,860
             Development Authority,
             Georgia, Pollution Control
             Revenue Refunding Bonds
             (Union Camp Corporation
             Project), Series 1995,
             6.150%, 3/01/17

      1,000 Wayne County Development         5/03 at 102       Baa    1,010,140
             Authority, Georgia,
             Pollution Control Revenue
             Refunding Bonds (ITT
             Rayonier, Inc. Project),
             Series 1993, 6.100%,
             11/01/07

-------------------------------------------------------------------------------
            Consumer Cyclicals - 0.3%

        500 White County Development         6/02 at 102       BB+      507,945
             Authority, Georgia,
             Industrial Development
             Revenue Bonds (Springs
             Industries, Inc.), 6.850%,
             6/01/10

-------------------------------------------------------------------------------
            Consumer Staples - 2.0%

      1,000 Development Authority of         5/02 at 102        A+    1,036,250
             Cartersville, Georgia,
             Water and Wastewater
             Facilities Revenue Bonds
             (Anheuser-Busch Project),
             Series 1992, 6.750%,
             2/01/12 (Alternative
             Minimum Tax)

      2,000 Development Authority of         5/07 at 101        A+    2,082,300
             Cartersville, Georgia,
             Sewage Facilities Refunding
             Revenue Bonds
             (Anheuser-Busch Project),
             Series 1997, 6.125%,
             5/01/27 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 8.6%

      5,000 Development Authority of         9/11 at 102       AAA    5,042,400
             Fulton County, Georgia,
             Revenue Bonds (TUFF/Atlanta
             Housing - LLC Project at
             Georgia State University),
             Series 2001A, 5.250%,
             9/01/32

      1,000 Private Colleges and            No Opt. Call       AAA    1,179,730
             Universities Authority,
             Georgia, Revenue Bonds
             (Mercer University
             Project),
             Series 1991, 6.500%,
             11/01/15

      4,125 Private Colleges and             6/09 at 102         A    4,021,380
             Universities Authority,
             Georgia, Student Housing
             Revenue Bonds (Mercer
             Housing Corporation
             Project), Tax-Exempt Series
             1999A, 5.375%, 6/01/31

        500 Private Colleges and             6/04 at 102       AAA      542,070
             Universities Authority,
             Georgia, Revenue Refunding
             Bonds (Spelman College
             Project), Series 1994,
             6.200%, 6/01/14

      2,400 Private Colleges and             9/11 at 100       Aa1    2,350,680
             Universities Authority,
             Georgia, Revenue Bonds
             (Emory University), Series
             2001A, 5.000%, 9/01/31

-------------------------------------------------------------------------------
            Healthcare - 10.3%

      5,000 Baldwin County Hospital         12/08 at 102       BBB    4,260,400
             Authority, Georgia, Revenue
             Bonds (Oconee Regional
             Medical Center), Series
             1998, 5.375%, 12/01/28

      4,200 Chatham County Hospital          7/11 at 101        A-    4,362,162
             Authority, Savannah,
             Georgia, Hospital Revenue
             Improvement Bonds (Memorial
             Health University Medical
             Center, Inc.), Series
             2001A, 6.125%, 1/01/24

      1,000 Coffee County Hospital          12/06 at 102       N/R      999,530
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Coffee Regional Medical
             Center, Inc. Project),
             Series 1997A, 6.750%,
             12/01/16

      1,000 Gainesville and Hall County     10/05 at 102       AAA    1,074,060
             Hospital Authority,
             Georgia, Revenue
             Anticipation Certificates
             (Northeast Georgia
             Healthcare Project), Series
             1995, 6.000%, 10/01/20

      3,000 Gainesville and Hall County      5/11 at 100        A-    2,916,000
             Hospital Authority,
             Georgia, Revenue
             Anticipation Certificates
             (Northeast Georgia Health
             System, Inc. Project),
             Series 2001, 5.500%,
             5/15/31 (WI, settling
             12/06/01)

      2,250 Hospital Authority of the        7/09 at 102       N/R    2,129,513
             City of Royston, Georgia,
             Revenue Anticipation
             Certificates (Ty Cobb
             Healthcare System, Inc.
             Project), Series 1999,
             6.500%, 7/01/27

-------------------------------------------------------------------------------
            Housing/Multifamily - 14.3%

      5,000 Housing Authority of the         2/09 at 102       AAA    5,005,300
             City of Atlanta, Georgia,
             Multifamily Housing Revenue
             Bonds (The Village at
             Castleberry Hill Project),
             GNMA Collateralized Series
             1999, 5.400%, 2/20/39
             (Alternative Minimum Tax)

      1,840 Housing Authority of the         5/05 at 102       Aa2    1,909,423
             City of Augusta, Georgia,
             Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage
             Loan - River Glen
             Apartments Section 8
             Assisted Project), Series
             1995A, 6.500%, 5/01/27

      1,490 Housing Authority of Clayton    10/11 at 103       Aaa    1,509,147
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Vineyard Pointe
             Project), GNMA Series
             2001A, 5.500%, 10/20/32

--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Georgia Municipal Bond Fund (continued)
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily
            (continued)

 $    1,000 Housing Authority of DeKalb      1/05 at 102       AAA $  1,065,130
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (The Lakes at Indian
             Creek Apartments Project),
             Series 1994, 7.150%,
             1/01/25 (Alternative
             Minimum Tax)

      3,470 Housing Authority of DeKalb      1/06 at 102         A    3,582,081
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Regency Woods I and
             II Project), Senior Series
             1996A, 6.500%, 1/01/26

      2,245 Housing Authority of DeKalb     12/11 at 100       AAA    2,257,999
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Green of Stoncrest
             Apartments), 2001 Series A-
             1, 5.550%, 12/01/34

      4,715 Housing Authority of the         6/07 at 102       AAA    5,007,236
             City of Lawrenceville,
             Georgia, Multifamily
             Housing Revenue Bonds
             (Knollwood Park Apartments
             Project), Series 1997,
             6.250%, 12/01/29
             (Alternative Minimum Tax)

      1,295 Housing Authority of the        10/04 at 102       Aaa    1,348,950
             City of Macon, Georgia,
             Multifamily Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - The Vistas), Series
             1994A, 6.450%, 4/01/26

-------------------------------------------------------------------------------
            Housing/Single Family - 8.0%

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Bonds (GNMA
            Mortgage-Backed Securities
            Program), Series 1995A:
        230  6.550%, 3/01/18                 3/05 at 102       AAA      238,110
             (Alternative Minimum Tax)
         80  6.600%, 3/01/28                 3/05 at 102       AAA       82,162
             (Alternative Minimum Tax)

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Refunding Bonds (GNMA
            Mortgage-Backed Securities
            Program), Series 1996A:
        415  6.125%, 9/01/18                 9/06 at 102       AAA      434,903
             (Alternative Minimum Tax)
        655  6.200%, 9/01/27                 9/06 at 102       AAA      682,150
             (Alternative Minimum Tax)

      1,000 Georgia Housing and Finance      6/11 at 100       AAA      999,110
             Authority, Single Family
             Mortgage Bonds, 2001 Series
             B (Subseries B-2), 5.400%,
             12/01/31 (Alternative
             Minimum Tax)

      1,215 Georgia Housing and Finance      6/04 at 102       AAA    1,255,071
             Authority, Single Family
             Mortgage Bonds, 1994 Series
             A, 6.500%, 12/01/17
             (Alternative Minimum Tax)

        770 Georgia Housing and Finance      3/05 at 102       AAA      804,804
             Authority, Single Family
             Mortgage Bonds, 1995 Series
             A (Subseries A-2), 6.400%,
             12/01/15 (Alternative
             Minimum Tax)

        240 Georgia Housing and Finance      6/05 at 102       AAA      251,246
             Authority, Single Family
             Mortgage Bonds, 1995 Series
             B (Subseries B-2), 6.550%,
             12/01/27 (Alternative
             Minimum Tax)

      3,245 Georgia Housing and Finance      6/06 at 102       AAA    3,363,248
             Authority, Single Family
             Mortgage Bonds, 1996 Series
             A (Subseries A-2), 6.450%,
             12/01/27 (Alternative
             Minimum Tax)

      3,995 Georgia Housing and Finance     12/10 at 100       AAA    4,055,085
             Authority, Single Family
             Mortgage Bonds, 2001 Series
             A (Subseries A-2), 5.700%,
             12/01/31 (Alternative
             Minimum Tax)

         55 Georgia Residential Finance     12/01 at 100       AA+       55,111
             Authority, Single Family
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1988 Series B,
             8.000%, 12/01/16

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             21.3%

        570 Development Authority of         2/02 at 101        A3      584,273
             Burke County, Georgia,
             Industrial Development
             Revenue Bonds (Georgia Safe
             Corporation Project),
             Series 1991, 7.500%,
             2/01/11 (Alternative
             Minimum Tax)

      1,150 Economic Development            12/02 at 102        A3    1,215,757
             Authority of Burke County,
             Georgia, Revenue Bonds
             (Ritz Instrument
             Transformers, Inc.
             Project), Series 1991A,
             7.250%, 12/01/11
             (Alternative Minimum Tax)

      1,750 County Commissioners            12/04 at 102       AAA    1,964,515
             Association of Georgia
             Leasing Program, Butts
             County, Georgia,
             Certificates of
             Participation (Public
             Purpose Project), Series
             1994, 6.750%, 12/01/14

      6,000 Hospital Authority of Clarke     1/09 at 101       AAA    6,036,300
             County, Georgia, Hospital
             Revenue Certificates
             (Athens Regional Medical
             Center Project), Series
             1999, 5.250%, 1/01/29

      2,000 Development Authority of         7/12 at 100       AAA    1,957,920
             Clayton County, Georgia,
             Revenue Bonds (TUFF
             Archives LLC Project),
             Series 2001A, 5.000%,
             7/01/33

      1,215 Clayton County Solid Waste       2/02 at 102        AA    1,246,140
             Management Authority,
             Georgia, Revenue Bonds,
             Series 1992A,
             6.500%, 2/01/12

      1,000 Downtown Smyrna Development      2/05 at 102       AAA    1,121,610
             Authority, Georgia, Revenue
             Bonds, Series 1994, 6.600%,
             2/01/17

      2,765 Metropolitan Atlanta Rapid      No Opt. Call        AA    3,187,741
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series N, 6.250%,
             7/01/18

--------------------------------------------------------------------------------
8

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $    3,000 Metropolitan Atlanta Rapid      No Opt. Call       AAA $  3,504,360
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series P, 6.250%,
             7/01/20

        125 Puerto Rico Infrastructure       1/02 at 100      BBB+      126,825
             Finance Authority, Special
             Tax Revenue Bonds Series
             1988A, 7.750%, 7/01/08

      6,000 Rockdale County Water and        1/10 at 101       AAA    6,120,720
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1999A,
             5.375%, 7/01/29

      4,000 Upper Oconee Basin Water         7/08 at 102       AAA    4,035,560
             Authority, Georgia, Revenue
             Bonds, Series 1997, 5.250%,
             7/01/27

      1,250 Hospital Authority of Ware       3/02 at 102       AAA    1,291,612
             County, Georgia, Revenue
             Anticipation Certificates
             (Satilla Park Hospital),
             Series 1992A, 6.625%,
             3/01/15

-------------------------------------------------------------------------------
            Transportation - 0.7%

      1,000 City of Atlanta, Georgia,        1/07 at 101       AAA    1,049,540
             Airport Facilities Revenue
             Refunding Bonds, Series
             1996, 5.250%, 1/01/10

-------------------------------------------------------------------------------
            U.S. Guaranteed - 15.6%

        505 Cherokee County Water and       No Opt. Call       AAA      652,081
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1985, 9.750%,
             8/01/09

        500 Hospital Authority of            3/02 at 102       AAA      515,905
             Colquitt County, Georgia,
             Hospital Revenue
             Certificates, Series 1992,
             6.700%, 3/01/12 (Pre-
             refunded to 3/01/02)

      1,000 City of Conyers, Georgia,        7/04 at 102       AAA    1,108,920
             Water and Sewerage Revenue
             Bonds, Series 1994A,
             6.600%, 7/01/15

        800 Downtown Marietta                1/02 at 102       Aaa      819,144
             Development Authority,
             Georgia, Revenue Bonds,
             Series 1992, 6.600%,
             1/01/19
             (Pre-refunded to 1/01/02)

            Fulco Hospital Authority,
            Revenue Anticipation
            Certificates (Georgia
            Baptist Health Care System
            Project), Series 1992A:
      3,000  6.250%, 9/01/13 (Pre-           9/02 at 102   Baa1***    3,151,560
             refunded to 9/01/02)
      2,600  6.375%, 9/01/22 (Pre-           9/02 at 102   Baa1***    2,733,770
             refunded to 9/01/02)

      2,250 Fulco Hospital Authority,        9/02 at 102   Baa1***    2,365,763
             Refunding Revenue
             Anticipation Certificates
             (Georgia Baptist Health
             Care System Project),
             Series 1992B, 6.375%,
             9/01/22 (Pre-refunded to
             9/01/02)

      4,000 Housing Authority of Fulton      7/08 at 100       AAA    4,521,640
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Concorde Place
             Apartments Project), Series
             1996A, 6.375%, 1/01/27
             (Alternative Minimum Tax)
             (Pre-refunded to 7/01/08)

      1,650 Metropolitan Atlanta Rapid       7/04 at 102       AAA    1,847,984
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Second Indenture Series
             1994A, 6.900%, 7/01/20
             (Pre-refunded to 7/01/04)

      3,810 Peach County School              2/05 at 102       AAA    4,250,512
             District, Georgia, General
             Obligation School Bonds,
             Series 1994, 6.400%,
             2/01/19 (Pre-refunded to
             2/01/05)

      1,500 Washington County School         1/05 at 102       AAA    1,690,515
             District, Georgia, General
             Obligation School Bonds,
             Series 1994, 6.875%,
             1/01/14 (Pre-refunded to
             1/01/05)

-------------------------------------------------------------------------------
            Utilities - 11.4%

      1,800 Development Authority of         1/04 at 101       AAA    1,957,824
             Appling County, Georgia,
             Pollution Control Revenue
             Bonds (Oglethorpe Power
             Corporation Hatch Project),
             Series 1994, 7.150%,
             1/01/21

      6,500 Development Authority of        No Opt. Call         A    6,414,655
             Burke County, Georgia,
             Pollution Control Revenue
             Bonds (Georgia Power
             Company - Vogtle Plant
             Project), Series 2001,
             4.450%, 1/01/32 (Mandatory
             put 12/01/08) (WI, settling
             1/03/02)

      4,410 City of Fairburn, Georgia,      10/10 at 101       BBB    4,489,733
             Combined Utility Revenue
             Bonds, Series 2000, 5.750%,
             10/01/20

      1,500 Municipal Electric Authority     1/15 at 100         A    1,728,930
             of Georgia, General Power
             Revenue Bonds, 1992 Series
             B, 6.375%, 1/01/16

      1,000 Municipal Electric Authority     1/10 at 100       AAA    1,088,360
            of Georgia, Power Revenue
            Bonds, Series Z, 5.500%,
            1/01/12

            Development Authority of
            Monroe County, Georgia,
            Pollution Control Revenue
            Bonds (Oglethorpe Power
            Corporation Scherer
            Project), Series 1992A:
        500  6.750%, 1/01/10                No Opt. Call         A      574,980
      1,000  6.800%, 1/01/12                No Opt. Call         A    1,157,420

-------------------------------------------------------------------------------
            Water and Sewer - 6.9%

      2,000 City of Atlanta, Georgia,        5/09 at 101       AAA    1,942,540
            Water and Wastewater Revenue
            Bonds, Series 1999A, 5.000%,
            11/01/38

            City of Brunswick, Georgia,
            Water and Sewerage Revenue
            Refunding and Improvement
            Bonds,
            Series 1992:
        500  6.000%, 10/01/11               No Opt. Call       AAA      566,915
        400  6.100%, 10/01/19               No Opt. Call       AAA      456,876


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Georgia Municipal Bond Fund (continued)
                 November 30, 2001

  Principal
     Amount                               Optional Call                 Market
      (000) Description                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer (continued)

 $    2,000 Cherokee County Water and      No Opt. Call       AAA $  2,149,220
             Sewerage Authority,
             Georgia, Water and
             Sewerage Revenue Bonds
             (Refunding and
             Improvements), Series
             1993, 5.500%, 8/01/23

      1,500 Coweta County Water and         6/11 at 102       Aaa    1,517,445
             Sewer Authority, Georgia,
             Revenue Bonds, Series
             2001, 5.250%, 6/01/26

      2,750 DeKalb County, Georgia,        10/10 at 101        AA    2,804,722
             Water and Sewerage Bonds,
             Series 2000, 5.375%,
             10/01/35

      1,000 City of Milledgeville,         No Opt. Call       AAA    1,135,930
             Georgia, Water and
             Sewerage Revenue and
             Refunding Bonds, Series
             1996,
             6.000%, 12/01/16

-------------------------------------------------------------------------------
 $  152,730 Total Investments (cost                                158,107,838
             $151,480,188) - 103.7%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                       (5,582,655)
             Liabilities - (3.7)%
         ----------------------------------------------------------------------
            Net Assets - 100%                                     $152,525,183
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Portfolio of Investments (Unaudited)
                 Nuveen Louisiana Municipal Bond Fund
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 5.0%

 $    1,000 Parish of DeSoto, Louisiana,     6/05 at 102       BBB $  1,029,690
             Environmental Improvement
             Revenue Refunding Bonds
             (International Paper
             Company Project), 1995
             Series B, 6.550%, 4/01/19
             (Alternative Minimum Tax)

      1,250 Parish of DeSoto, Louisiana,    11/08 at 101       BBB    1,208,113
             Environmental Improvement
             Revenue Bonds
             (International Paper
             Company Project), 1998
             Series A, 5.600%, 11/01/22
             (Alternative Minimum Tax)

      3,000 Parish of Natchitoches,         12/03 at 102        A-    2,931,240
             Louisiana, Solid Waste
             Disposal Revenue Bonds
             (Willamette Industries
             Project), Series 1993,
             5.875%, 12/01/23
             (Alternative Minimum Tax)

      1,500 Parish of St. Charles,          11/02 at 102         A    1,561,710
             Louisiana, Pollution
             Control Revenue Bonds
             (Union Carbide Project),
             Series 1992, 7.350%,
             11/01/22 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Staples - 3.3%

        705 The Children's Trust Fund,       7/10 at 100       Aa3      745,876
             Puerto Rico, Tobacco
             Settlement Asset-Backed
             Bonds, Series 2000,
             6.000%, 7/01/26

      3,835 Tobacco Settlement Financing     5/11 at 101        A1    3,693,565
             Corporation, Louisiana,
             Asset-Backed Bonds, Series
             2001B,
             5.500%, 5/15/30

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.4%

      1,500 Public Trust Authority,          5/11 at 101       AAA    1,510,110
             Parish of Calacasieu,
             Louisiana, University
             Student Lease Revenue Bonds
             (McNeese State University
             Student Housing - Cowboy
             Facilities, Inc. Project),
             Series 2001, 5.250%,
             5/01/33

        380 Louisiana Public Facilities      4/02 at 102        A+      393,004
             Authority, College and
             University Equipment and
             Capital Facilities Revenue
             Refunding Bonds (Loyola
             University Project), Series
             1992, 6.750%, 4/01/10

-------------------------------------------------------------------------------
            Energy - 2.8%

      1,000 Harbor and Terminal             12/02 at 102       BBB    1,035,310
             District, Lake Charles,
             Louisiana, Port Facilities
             Refunding Revenue Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 1992, 7.200%,
             12/01/20

        500 Louisiana Offshore Terminal      3/02 at 102         A      512,585
             Authority, Deepwater Port
             Refunding Revenue Bonds
             (LOOP Inc. Project), First
             Stage Series 1991B, 7.200%,
             9/01/08

        475 Louisiana Offshore Terminal      3/02 at 101         A      482,367
             Authority, Deepwater Port
             Refunding Revenue Bonds
             (LOOP Inc. Project), First
             Stage Series E, 7.600%,
             9/01/10

        500 Louisiana Offshore Terminal     10/08 at 100         A      500,560
             Authority, Deepwater Port
             Refunding Revenue Bonds
             (LOOP Inc. Project), Series
             1998, 5.200%, 10/01/18

      1,200 Parish of St. Bernard,          11/06 at 102       AAA    1,246,824
             Louisiana, Exempt Facility
             Revenue Bonds (Mobil Oil
             Corporation Project),
             Series 1996, 5.900%,
             11/01/26 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 16.3%

      1,000 Louisiana Public Facilities      7/07 at 101       AAA    1,012,470
             Authority, Hospital Revenue
             and Refunding Bonds
             (Woman's Hospital
             Foundation Project), Series
             1997, 5.375%, 10/01/22

      1,800 Louisiana Public Facilities     No Opt. Call       AAA    1,942,542
             Authority, Hospital Revenue
             Bonds (Franciscan
             Missionaries of Our Lady
             Health System Project),
             Series 1998A, 5.750%,
             7/01/25

      5,000 Louisiana Public Facilities      1/08 at 102      BBB+    4,441,600
             Authority, Hospital Revenue
             and Refunding Bonds
             (Lincoln Health System
             Project), Series 1998,
             5.150%, 1/01/19

      2,300 Louisiana Public Facilities      8/09 at 101      BBB+    2,264,879
             Authority, Hospital Revenue
             Bonds (Touro Infirmary
             Project), Series 1999A,
             5.625%, 8/15/29

      1,325 Louisiana Public Facilities      5/02 at 102       AAA    1,372,647
             Authority, Revenue Bonds
             (Alton Ochsner Medical
             Foundation Project), Series
             1992-B, 6.500%, 5/15/22

      3,400 Louisiana Public Facilities     No Opt. Call       Aa1    3,359,404
             Authority, Health
             Facilities Revenue
             Refunding Bonds (Sisters of
             Mercy Health System, Inc.),
             Series 1993A, 5.000%,
             6/01/19

      2,500 Louisiana Public Facilities     11/04 at 102       AAA    2,714,825
             Authority, Revenue Bonds
             (General Health, Inc.
             Project), Series 1994,
             6.375%, 11/01/24

        380 Louisiana Public Facilities      1/05 at 102       AAA      407,706
             Authority, Revenue Bonds
             (Mary Bird Perkins Cancer
             Center Project), Series
             1994, 6.200%, 1/01/19

      2,180 Hospital Service District       10/04 at 102       AAA    2,383,961
             No. 2, Parish of St.
             Tammany, Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             10/01/14


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $      885 Hospital Service District        2/04 at 102       AAA $    941,498
             No. 1, Parish of
             Tangipahoa, Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             2/01/24

      1,000 Hospital Service District        4/08 at 102       AAA    1,012,520
             No. 1, Parish of
             Terrebonne, Louisiana,
             Hospital Revenue and
             Refunding Bonds (Terrebonne
             General Medical Center
             Project), Series 1998,
             5.375%, 4/01/28

-------------------------------------------------------------------------------
            Housing/Multifamily - 1.0%

        735 Louisiana Public Facilities      6/03 at 103       AAA      768,950
             Authority, Revenue Bonds
             (Walmsley Housing
             Corporation), Series 1989A,
             7.500%, 6/01/21

        500 Louisiana Public Facilities      5/02 at 102        AA      510,925
             Authority, Multifamily
             Housing Revenue Bonds (VOA
             National Housing
             Corporation Projects),
             Series 1991, 7.750%,
             11/01/16

-------------------------------------------------------------------------------
            Housing/Single Family -
             13.0%

      1,500 Parish of Calcasieu Public       4/11 at 105       Aaa    1,584,015
             Trust Authority, Louisiana,
             Single Family Mortgage
             Revenue Refunding Bonds,
             Series 2001A, 6.050%,
             4/01/32

      2,235 East Baton Rouge Mortgage       10/07 at 102       Aaa    2,299,413
             Finance Authority,
             Louisiana, Single Family
             Mortgage Revenue Refunding
             Bonds (GNMA and FNMA
             Mortgage-Backed Securities
             Program), Series 1997D,
             5.900%, 10/01/30
             (Alternative Minimum Tax)

      2,125 Home Mortgage Authority,         6/10 at 105       Aaa    2,455,523
             Parish of Jefferson,
             Louisiana, Single Family
             Mortgage Revenue Bonds,
             Series 2000 C-1, 7.250%,
             6/01/32 (Alternative
             Minimum Tax)

        165 Louisiana Housing Finance        6/05 at 102       Aaa      170,759
             Agency, Single Family
             Mortgage Revenue Bonds,
             Series 1995A-2, 6.550%,
             12/01/26 (Alternative
             Minimum Tax)

      1,350 Louisiana Housing Finance        6/07 at 102       Aaa    1,333,449
             Agency, Tax-Exempt Single
             Family Mortgage Revenue
             Bonds, Series 1997B-1,
             5.500%, 12/01/22

        945 Louisiana Housing Finance        6/07 at 102       Aaa      939,198
             Agency, Tax-Exempt Single
             Family Mortgage Revenue
             Bonds, Series 1997B-2,
             5.600%, 6/01/17
             (Alternative Minimum Tax)

      1,185 Louisiana Housing Finance        6/10 at 101       Aaa    1,340,460
             Agency, Single Family
             Mortgage Revenue Bonds
             (Home Ownership Program),
             Series 2000D-2, 7.050%,
             6/01/31 (Alternative
             Minimum Tax)

      1,000 Louisiana Public Facilities      8/07 at 102       Aaa    1,022,920
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, Series 1997B,
             5.750%, 8/01/31

        350 Home Mortgage Authority, New     1/02 at 100       Aaa      350,413
             Orleans, Louisiana, Single
             Family Mortgage Revenue
             Bonds, Series
             1988-C1, 7.750%, 12/01/22
             (Alternative Minimum Tax)

      1,000 Home Mortgage Authority, New    12/06 at 102       Aaa    1,031,090
             Orleans, Louisiana, Single
             Family Mortgage Revenue
             Bonds, Series 1996A,
             6.100%, 12/01/29
             (Alternative Minimum Tax)

      1,000 Home Mortgage Authority, New    12/07 at 102       Aaa    1,019,950
             Orleans, Louisiana, Single
             Family Mortgage Revenue
             Bonds, Series 1997A,
             5.850%, 12/01/30
             (Alternative Minimum Tax)

      1,000 Home Mortgage Authority, New    12/08 at 101       Aaa      977,150
             Orleans, Louisiana, Single
             Family Mortgage Revenue
             Refunding Bonds, Series
             1998B-2, 5.200%, 12/01/21
             (Alternative Minimum Tax)

      1,990 Rapides Finance Authority,       6/08 at 102       Aaa    1,973,384
             Louisiana, Single Family
             Mortgage Revenue Refunding
             Bonds (GNMA and FNMA
             Mortgage-Backed Securities
             Program), Series 1998A,
             5.450%, 12/01/30
             (Alternative Minimum Tax)

        800 Rapides Finance Authority,       6/08 at 102       Aaa      803,728
             Louisiana, Single Family
             Mortgage Revenue Refunding
             Bonds (GNMA and FNMA
             Mortgage-Backed Securities
             Program), Series 1998B,
             5.350%, 6/01/26

         66 Home Mortgage Authority,        No Opt. Call        A1       66,755
             Parish of St. Bernard,
             Louisiana, Single Family
             Mortgage Revenue Refunding
             Bonds, 1991 Series A,
             8.000%, 3/25/12

-------------------------------------------------------------------------------
            Long-Term Care - 3.8%

      3,000 Louisiana Housing Finance        9/05 at 103       AAA    3,240,300
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan -
             St. Dominic Assisted Care
             Facility), Series 1995,
             6.950%, 9/01/36

      1,740 Louisiana Housing Finance        1/04 at 101       AAA    1,811,027
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan - Villa Maria
             Retirement Center Project),
             Series 1993, 7.100%,
             1/20/35

--------------------------------------------------------------------------------
12

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/General -
             7.8%

 $      500 City of New Orleans,            No Opt. Call       AAA $    533,675
             Louisiana, General
             Obligation Refunding Bonds,
             Series 1998, 5.500%,
             12/01/21

            City of New Orleans,
             Louisiana, General
             Obligation Refunding Bonds,
             Series 1991:
      2,000  0.000%, 9/01/10                No Opt. Call       AAA    1,346,680
      2,800  0.000%, 9/01/15                No Opt. Call       AAA    1,402,660

     13,875 Parish of Orleans,              No Opt. Call       AAA    7,157,419
             Louisiana, Public School
             Board Refunding Bonds,
             Series 1991, 0.000%,
             2/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             24.6%

      1,295 City of Baton Rouge,             8/11 at 101       AAA    1,275,303
             Louisiana, Public
             Improvement Sales and Use
             Tax Revenue Bonds, Series
             2001A, 5.000%, 8/01/25

            Parish of East Baton Rouge,
             Louisiana, Public
             Improvement Sales Tax
             Revenue Bonds, Series
             2001ST:
        500  5.000%, 2/01/24                 8/11 at 101       AAA      491,805
      1,250  5.000%, 2/01/25                 8/11 at 101       AAA    1,227,538

      2,000 Ernest N. Morial Exhibition      7/06 at 101       AAA    2,055,020
             Hall Authority, New
             Orleans, Louisiana, Special
             Tax Bonds, Series 1996-C,
             5.600%, 7/15/25

      1,000 Jefferson Sales Tax             12/02 at 100       AAA    1,047,080
             District, Parish of
             Jefferson, Louisiana,
             Special Sales Tax Revenue
             Bonds, Series 1991B,
             6.750%, 12/01/06

            Louisiana Local Government
            Environmental Facilities and
            Community Development
            Authority, Revenue Bonds
            (Capital Projects and
            Equipment Acquisition
            Program), Series 1999:
      1,780  5.250%, 12/01/18               No Opt. Call       AAA    1,844,009
      1,500  4.500%, 12/01/18               No Opt. Call       AAA    1,417,245

      5,250 Louisiana Local Government      No Opt. Call       AAA    6,205,553
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 2000A,
             6.300%, 7/01/30

      1,000 Office Facilities                3/09 at 101       AAA    1,018,350
             Corporation, Louisiana,
             Lease Revenue Bonds
             (Louisiana State Capitol
             Complex Program), Series
             1999A, 5.250%, 3/01/18

      7,700 Puerto Rico Highway and          7/16 at 100         A    7,548,156
             Transportation Authority,
             Highway Revenue Bonds,
             Series 1996Y, 5.000%,
             7/01/36

            Puerto Rico Highway and
             Transportation Authority,
             Transportation Revenue
             Bonds, Series B:
      3,000  6.500%, 7/01/27                 7/10 at 101         A    3,440,280
      1,000  5.875%, 7/01/35                 7/10 at 101       AAA    1,098,940

      1,000 Board of Supervisors of the      9/09 at 102       AAA    1,109,110
             University of Louisiana,
             Lease Revenue Bonds
             (University of Louisiana at
             LaFayette Cajundome
             Convention Center Project),
             Series 2000, 6.250%,
             9/01/29

      3,000 Virgin Islands Public           10/10 at 101      BBB-    3,249,360
             Finance Authority, Revenue
             Bonds (Gross Receipts Tax
             Loan Note), Series 1999A,
             6.375%, 10/01/19

-------------------------------------------------------------------------------
            Transportation - 1.9%

        505 New Orleans Aviation Board,     10/07 at 102       AAA      508,192
             Louisiana, Revenue Bonds,
             Series 1997B-1, 5.450%,
             10/01/27 (Alternative
             Minimum Tax)

      2,100 City of Shreveport,              1/08 at 102       AAA    2,103,297
             Louisiana, Airport System
             Revenue Bonds, Series
             1997A, 5.375%, 1/01/28
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            U.S. Guaranteed - 8.9%

        645 Louisiana Public Facilities      5/02 at 100       AAA      768,634
             Authority, Hospital Revenue
             Refunding Bonds (Southern
             Baptist Hospitals, Inc.
             Project), Series 1986,
             8.000%, 5/15/12

      1,125 Louisiana Public Facilities     10/02 at 102     A2***    1,194,008
             Authority, Hospital Revenue
             Bonds (Woman's Hospital
             Foundation Project), Series
             1992, 7.250%, 10/01/22
             (Pre-refunded to 10/01/02)

      2,000 Louisiana Public Facilities     10/02 at 102       AAA    2,114,660
             Authority, Hospital Revenue
             Refunding Bonds (Lafayette
             General Medical Center
             Project), Series 1992,
             6.500%, 10/01/22 (Pre-
             refunded to 10/01/02)

     10,000 Louisiana Public Facilities     No Opt. Call       AAA    3,927,000
             Authority, Custodial
             Receipts Revenue Bonds
             (Walmsley Housing), Series
             1990B, 0.000%, 12/01/19

            Puerto Rico Infrastructure
             Financing Authority,
             Special Obligation Bonds,
             2000 Series A:
      1,000  5.500%, 10/01/20               10/10 at 101       AAA    1,058,730
      2,500  5.500%, 10/01/40               10/10 at 101       AAA    2,616,575

--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 November 30, 2001

 Principal
    Amount                                Optional Call                 Market
     (000) Description                      Provisions* Ratings**        Value
------------------------------------------------------------------------------
           U.S. Guaranteed (continued)

  $    225 Home Mortgage Authority,        No Opt. Call       Aaa $    251,750
            Shreveport, Louisiana,
            Single Family Mortgage
            Revenue Bonds, Series
            1979A, 6.750%, 9/01/10

------------------------------------------------------------------------------
           Utilities - 8.3%

     1,500 Parish of DeSoto, Louisiana,     9/09 at 102       AAA    1,604,385
            Pollution Control Revenue
            Refunding Bonds (Cleco
            Utility Group, Inc.
            Project), Series 1999,
            5.875%, 9/01/29

     3,000 Lake Charles Harbor and          8/02 at 103        A3    3,182,880
            Terminal District,
            Louisiana, Port Facilities
            Revenue Refunding Bonds
            (Trunkline LNG Company
            Project - Panhandle Eastern
            Corporation), Series 1992,
            7.750%, 8/15/22

       750 Puerto Rico Electric Power       7/10 at 101       AAA      764,392
            Authority, Power Revenue
            Bonds, Series HH, 5.250%,
            7/01/29

     1,000 Parish of St. Charles,          11/02 at 102      BBB+    1,002,050
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1993A, 6.200%, 5/01/23
            (Alternative Minimum Tax)

     2,000 Parish of St. Charles,           7/04 at 102      BBB+    2,095,140
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1994A, 6.875%, 7/01/24
            (Alternative Minimum Tax)

     1,000 Parish of St. Charles,           5/02 at 101      BBB-      994,470
            Louisiana, Environmental
            Revenue Bonds (Louisiana
            Power and Light Company
            Project), Series 1995,
            6.375%, 11/01/25
            (Alternative Minimum Tax)

     1,500 Parish of St. Charles,          12/02 at 102      BBB+    1,548,810
            Louisiana, Solid Waste
            Disposal Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1992A, 7.000%, 12/01/22
            (Alternative Minimum Tax)

------------------------------------------------------------------------------
           Water and Sewer - 1.2%

     1,500 Louisiana Public Facilities      2/03 at 101        AA    1,570,240
            Authority, Revenue Bonds
            (Baton Rouge Water Works
            Company Project), Series
            1992, 6.400%, 2/01/10
            (Alternative Minimum Tax)

------------------------------------------------------------------------------
  $144,101 Total Investments (cost                                 133,177,811
            $126,868,838) - 99.3%
------------------------------------------------------------------------------
------------
           Other Assets Less                                           930,168
            Liabilities - 0.7%
         ---------------------------------------------------------------------
           Net Assets - 100%                                      $134,107,979
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Portfolio of Investments (Unaudited)
                 Nuveen North Carolina Municipal Bond Fund
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 8.7%

 $    1,400 Haywood County Industrial        9/05 at 102      Baa2 $  1,421,406
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Environmental Improvement
             Revenue Bonds (Champion
             International Corporation
             Project), Series 1995,
             6.250%, 9/01/25
             (Alternative Minimum Tax)

      4,000 Haywood County Industrial       10/03 at 102       BBB    3,880,120
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Solid Waste Disposal
             Revenue Bonds (Champion
             International Corporation
             Project), Series 1993,
             5.500%, 10/01/18
             (Alternative Minimum Tax)

      3,100 Haywood County Industrial        3/06 at 102      Baa2    3,143,338
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Pollution Control Revenue
             Refunding Bonds (Champion
             International Corporation
             Project), Series 1995,
             6.000%, 3/01/20

      1,900 Martin County Industrial         3/02 at 103        A-    1,961,522
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Solid Waste Disposal
             Revenue Bonds (Weyerhaeuser
             Company Project), Series
             1991, 7.250%, 9/01/14
             (Alternative Minimum Tax)

      6,000 Martin County Industrial         5/04 at 102        A-    6,284,640
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Solid Waste Disposal
             Revenue Bonds (Weyerhaeuser
             Company Project), Series
             1994, 6.800%, 5/01/24
             (Alternative Minimum Tax)

      1,000 Martin County Industrial        11/05 at 102        A-    1,006,360
             Facilities and Pollution
             Control Financing
             Authority, North Carolina,
             Solid Waste Disposal
             Revenue Bonds (Weyerhaeuser
             Company Project), Series
             1995, 6.000%, 11/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 5.5%

      4,220 North Carolina Educational      10/06 at 102       AA+    4,269,627
             Facilities Finance Agency,
             Refunding Revenue Bonds
             (Duke University Project),
             Series 1996B, 5.000%,
             10/01/17

      1,000 North Carolina Capital           1/11 at 100       AAA      981,060
             Facilities Finance Agency,
             Educational Facilities
             Revenue Bonds (Meredith
             College), Series 2001,
             5.000%, 6/01/27

      1,000 North Carolina State             7/05 at 102        A2    1,043,340
             Education Assistance
             Authority, Guaranteed
             Student Loan Revenue Bonds
             (Subordinate Lien), 1995
             Series A, 6.300%, 7/01/15
             (Alternative Minimum Tax)

            University of North Carolina
             at Chapel Hill, Utilities
             Systems Revenue Refunding
             Bonds, Series 1997:
      4,000  0.000%, 8/01/15                No Opt. Call       Aa1    2,036,480
      4,265  0.000%, 8/01/18                No Opt. Call       Aa1    1,794,925
      2,750  0.000%, 8/01/20                No Opt. Call       Aa1    1,024,375

-------------------------------------------------------------------------------
            Energy - 1.8%

      3,600 New Hanover County               7/02 at 102       BBB    3,689,532
             Industrial Facilities and
             Pollution Control Financing
             Authority, North Carolina,
             Revenue Refunding Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 1992, 6.700%,
             7/01/19

-------------------------------------------------------------------------------
            Healthcare - 21.7%

      5,500 Charlotte-Mecklenburg            1/06 at 102        AA    5,690,795
             Hospital Authority, North
             Carolina, Healthcare System
             Revenue Refunding Bonds,
             Series A, 5.875%, 1/15/26

      6,000 Charlotte-Mecklenburg            1/07 at 102        AA    5,852,520
             Hospital Authority (Doing
             Business as Carolina
             Healthcare System), North
             Carolina, Healthcare System
             Revenue Bonds, Series
             1997A, 5.125%, 1/15/22

      4,000 County of Cumberland, North     10/09 at 101        A-    3,838,760
             Carolina, Hospital Facility
             Revenue Bonds (Cumberland
             County Hospital System,
             Inc.) (Cape Fear Valley
             Health System), Series
             1999, 5.250%, 10/01/29

      4,500 North Carolina Medical Care      6/08 at 101        AA    4,054,050
             Commission, Healthcare
             Facilities Revenue Bonds
             (Duke University Health
             System), Series 1998A,
             4.750%, 6/01/28

            North Carolina Medical Care
            Commission, Healthcare
            Facilities Revenue Bonds
            (Scotland Memorial Hospital
            Project), Series 1999:
        625  5.500%, 10/01/19               10/08 at 102        AA      633,900
      1,385  5.500%, 10/01/29               10/08 at 102        AA    1,392,105

      9,900 North Carolina Medical Care     10/11 at 101       AAA    9,668,043
             Commission, Healthcare
             Facilities Revenue Bonds
             (WakeMed Project),
             Series 2001, 5.000%,
             10/01/32

      3,500 North Carolina Medical Care      6/09 at 102         A    3,685,640
             Commission, Hospital
             Revenue Bonds (Southeastern
             Regional Medical Center),
             Series 1999, 6.250%,
             6/01/29

      4,000 North Carolina Medical Care     10/11 at 101        AA    3,873,840
             Commission, Health System
             Revenue Bonds (Mission-St.
             Joseph Health System),
             Series 2001, 5.250%,
             10/01/31

--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen North Carolina Municipal Bond Fund (continued) November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    5,750 Board of Governors of the        2/06 at 102        AA $  5,660,473
             University of North
             Carolina, Revenue Bonds
             (University of North
             Carolina Hospitals at
             Chapel Hill), Series
             1996, 5.250%, 2/15/26

-------------------------------------------------------------------------------
            Housing/Multifamily - 0.3%

        620 North Carolina Housing           7/02 at 102       Aa2      643,281
             Finance Agency,
             Multifamily Revenue
             Refunding Bonds (1992
             Refunding Bond
             Resolution), Series B,
             6.900%, 7/01/24

-------------------------------------------------------------------------------
            Housing/Single Family -
             19.5%

      7,245 North Carolina Housing           7/09 at 100        AA    7,349,473
             Finance Agency, Home
             Ownership Revenue Bonds
             (1998 Trust Agreement),
             Series 5A, 5.625%,
             7/01/30 (Alternative
             Minimum Tax)

            North Carolina Housing
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             Y:
      1,670  6.300%, 9/01/15                 9/04 at 102        AA    1,730,688
      1,500  6.350%, 3/01/18                 9/04 at 102        AA    1,553,805

      3,270 North Carolina Housing           7/09 at 100        AA    3,423,428
             Finance Agency, Home
             Ownership Revenue Bonds
             (1998 Trust Agreement),
             Series 6A, 6.200%,
             1/01/29

      1,560 North Carolina Housing           3/05 at 102        AA    1,635,208
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             BB, 6.500%, 9/01/26
             (Alternative Minimum Tax)

      2,980 North Carolina Housing           3/05 at 102        AA    3,046,514
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             DD, 6.200%, 9/01/27
             (Alternative Minimum Tax)

      4,175 North Carolina Housing           3/06 at 102        AA    4,283,049
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             LL, 6.200%, 3/01/26
             (Alternative Minimum Tax)

      1,955 North Carolina Housing           7/10 at 100       AAA    1,958,089
             Finance Agency, Home
             Ownership Program Bonds
             (1998 Trust Agreement),
             Series 10A, 5.400%,
             7/01/32 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing       3/07 at 101 1/2        AA    2,565,325
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             RR, 5.850%, 9/01/28
             (Alternative Minimum Tax)

      1,635 North Carolina Housing           3/08 at 101        AA    1,647,933
             Finance Agency, Single
             Family Revenue Bonds
             (1985 Resolution), Series
             VV, 5.250%, 3/01/17
             (Alternative Minimum Tax)

      2,500 North Carolina Housing           7/08 at 101        AA    2,501,425
             Finance Agency, Home
             Ownership Revenue Bonds
             (1998 Trust Agreement),
             Series 2A, 5.250%,
             7/01/26 (Alternative
             Minimum Tax)

      3,870 North Carolina Housing           1/09 at 101        AA    3,797,167
             Finance Agency, Home
             Ownership Revenue Bonds
             (1998 Trust Agreement),
             Series 3A, 5.200%,
             7/01/26 (Alternative
             Minimum Tax)

      3,965 North Carolina Housing           1/09 at 100        AA    3,978,283
             Finance Agency, Home
             Ownership Revenue Bonds
             (1998 Trust Agreement),
             Series 4A, 5.300%,
             7/01/26 (Alternative
             Minimum Tax)

        340 Winston Salem, North         3/02 at 101 1/2        A1      345,773
             Carolina, Single Family
             Mortgage Revenue Bonds,
             Series 1990, 8.000%,
             9/01/07 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             15.2%

        500 City of Asheville, North         2/02 at 102        A1      513,295
             Carolina, Certificates of
             Participation, Series
             1992, 6.500%, 2/01/08

      1,000 City of Charlotte, North         4/05 at 102       AAA    1,033,260
             Carolina, General
             Obligation Water and
             Sewer Bonds, Series 1995,
             5.400%, 4/01/20

      1,830 City of Charlotte, North         4/05 at 102       AAA    1,890,866
             Carolina, General
             Obligation Water and
             Sewer Bonds, Series
             1995A,
             5.400%, 4/01/20

      3,000 City of Charlotte, North        12/10 at 101       AA+    3,118,140
             Carolina, Certificates of
             Participation (Convention
             Facilities Project),
             Series 2000B, 5.500%,
             12/01/25

      1,975 City of Charlotte, North         6/10 at 101       AA+    2,049,734
             Carolina, Certificates of
             Participation (Public
             Safety Facilities
             Project),
             Series 2000D, 5.500%,
             6/01/25

        600 City of Durham, North            6/05 at 102       AA+      640,026
             Carolina, Certificates of
             Participation, Series
             1995, 5.800%, 6/01/15

            County of Harnett, North
             Carolina, Certificates of
             Participation (Harnett
             County Projects), Series
             1994:
      1,000  6.200%, 12/01/06               12/04 at 102       AAA    1,091,190
      1,750  6.200%, 12/01/09               12/04 at 102       AAA    1,879,955
        500  6.400%, 12/01/14               12/04 at 102       AAA      552,635

--------------------------------------------------------------------------------
16

  Principal
     Amount                               Optional Call                  Market
      (000) Description                     Provisions* Ratings**         Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

            County of Pitt, North
            Carolina, Certificates of
            Participation (Pitt
            County Public Facilities
            Project),
            Series 1997A:
 $    1,250  5.550%, 4/01/12                4/07 at 102       AAA $   1,335,287
      1,000  5.850%, 4/01/17                4/07 at 102       AAA     1,071,370

            Puerto Rico Highway and
             Transportation
             Authority, Highway
             Revenue Bonds, 1996
             Series Y:
     10,000  5.500%, 7/01/36                7/16 at 100         A    10,405,500
      2,000  5.500%, 7/01/36                7/16 at 100       AAA     2,116,000

        555 Puerto Rico                     1/02 at 100      BBB+       563,103
             Infrastructure Finance
             Authority, Special Tax
             Revenue Bonds, Series
             1988A,
             7.750%, 7/01/08

            Town of Ramseur, North
             Carolina, General
             Obligation Water
             Refunding Bonds, Series
             1997:
        120  5.750%, 6/01/18                6/07 at 102       N/R       125,021
        125  5.750%, 6/01/19                6/07 at 102       N/R       129,864
        125  5.750%, 6/01/20                6/07 at 102       N/R       129,681
        130  5.750%, 6/01/21                6/07 at 102       N/R       134,615
        105  5.750%, 6/01/22                6/07 at 102       N/R       108,677

        715 County of Stokes, North     3/02 at 101 1/2       AAA       733,254
             Carolina, Certificates
             of Participation, Series
             1991, 7.000%, 3/01/06

      1,410 County of Union, North          4/03 at 102       AAA     1,503,145
             Carolina, Certificates
             of Participation, Series
             1992, 6.375%, 4/01/12

-------------------------------------------------------------------------------
            Transportation - 4.9%

      6,000 City of Charlotte, North        7/09 at 101       AAA     6,360,540
             Carolina, Airport
             Revenue Bonds, Series
             1999B, 6.000%, 7/01/28
             (Alternative Minimum
             Tax)

        710 Piedmont Triad Airport          7/09 at 101       AAA       754,361
             Authority, North
             Carolina, Airport
             Revenue Bonds, Series
             1999B, 6.000%, 7/01/21
             (Alternative Minimum
             Tax)

      3,000 Raleigh Durham Airport          5/11 at 101       Aaa     2,911,530
             Authority, North
             Carolina, Airport
             Revenue Bonds, Series
             2001A, 5.000%, 11/01/31

-------------------------------------------------------------------------------
            U.S. Guaranteed - 4.2%

        125 Housing Development            11/09 at 100    N/R***       155,858
             Corporation, Asheville,
             North Carolina, First
             Lien Revenue Bonds,
             Series 1980, 10.500%,
             5/01/11 (Pre-refunded to
             11/01/09)

      1,500 County of Buncombe, North      12/02 at 102    AA-***     1,597,245
             Carolina, Certificates
             of Participation (1992
             Buncombe County
             Project), 6.625%,
             12/01/10 (Pre-refunded
             to 12/01/02)

            Coastal Regional Solid
            Waste Management
            Authority, North
            Carolina, Solid Waste
            System Revenue Bonds,
            Series 1992:
      1,000  6.300%, 6/01/04 (Pre-          6/02 at 102     A3***     1,041,280
             refunded to 6/01/02)
      1,000  6.500%, 6/01/08 (Pre-          6/02 at 102     A3***     1,042,280
             refunded to 6/01/02)

        995 Eastern Municipal Power         1/02 at 100       AAA     1,186,140
             Agency, North Carolina,
             Power System Revenue
             Bonds, Refunding
             Series 1991A, 6.500%,
             1/01/18

         35 North Carolina Medical         No Opt. Call       AAA        39,724
             Care Commission,
             Hospital Revenue Bonds
             (Memorial Mission
             Hospital Project),
             Series A, 7.625%,
             10/01/08

      1,000 North Carolina Medical          2/02 at 102   Baa3***     1,030,940
             Care Commission,
             Hospital Revenue Bonds
             (Annie Penn Memorial
             Hospital Project),
             Series 1991, 7.500%,
             8/15/21 (Pre-refunded to
             2/15/02)

            North Carolina Medical
            Care Commission, Hospital
            Revenue Bonds (Halifax
            Memorial Hospital
            Project), Series 1992:
      1,275  6.750%, 8/15/14 (Pre-          8/02 at 102   Baa1***     1,341,581
             refunded to 8/15/02)
      1,000  6.750%, 8/15/24 (Pre-          8/02 at 102   Baa1***     1,052,220
             refunded to 8/15/02)

-------------------------------------------------------------------------------
            Utilities - 11.3%

      1,845 City of Fayetteville,           3/05 at 102       AAA     1,877,435
             North Carolina, Public
             Works Commission Revenue
             Bonds, Series 1995A,
             5.250%, 3/01/16

      2,000 Greenville Utilities            9/04 at 102        A+     2,108,080
             Commission, North
             Carolina, Combined
             Enterprise System
             Revenue Bonds,
             Series 1994, 6.000%,
             9/01/16

      5,300 Eastern Municipal Power        No Opt. Call       AAA     5,927,679
             Agency, North Carolina,
             Power System Revenue
             Bonds, Refunding
             Series 1993B, 6.000%,
             1/01/18

--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen North Carolina Municipal Bond Fund (continued) November 30, 2001

  Principal
     Amount                               Optional Call                 Market
      (000) Description                     Provisions* Ratings**        Value
------------------------------------------------------------------------------
            Utilities (continued)

 $    5,000 Eastern Municipal Power         1/10 at 101       BBB $  5,331,500
             Agency, North Carolina,
             Power System Revenue
             Bonds, Series 1999D,
             6.750%, 1/01/26

      1,000 North Carolina Municipal        1/03 at 100      BBB+    1,003,170
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1992,
             5.750%, 1/01/15

      5,665 North Carolina Municipal        1/10 at 101      BBB+    5,990,794
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1999B,
             6.500%, 1/01/20

        870 City of Shelby, North           5/05 at 102        A-      887,287
             Carolina, Combined
             Enterprise System Revenue
             Bonds, Series 1995A,
             5.500%, 5/01/17

------------------------------------------------------------------------------
            Water and Sewer - 3.8%

      4,500 City of Charlotte, North        6/10 at 101       AAA    4,558,770
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2000, 5.250%,
             6/01/25

      2,000 City of Charlotte, North        6/11 at 101       AAA    2,013,080
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2001, 5.125%,
             6/01/26

      1,000 County of Dare, North           6/08 at 102       AAA      940,590
             Carolina, Utilities System
             Revenue Bonds, Series
             1998A, 4.750%, 6/01/24

        257 Woodfin Treatment Facility,    No Opt. Call       N/R      263,885
             Inc., North Carolina,
             Proportionate Interest
             Certificates, 5.500%,
             12/01/03

------------------------------------------------------------------------------
 $  199,947 Total Investments (cost                                197,886,879
             $189,469,766) - 96.9%
------------------------------------------------------------------------------
------------
            Other Assets Less                                        6,424,361
             Liabilities - 3.1%
         ---------------------------------------------------------------------
            Net Assets - 100%                                     $204,311,240
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

                 Portfolio of Investments (Unaudited)
                 Nuveen Tennessee Municipal Bond Fund
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 10.1%

 $    3,000 Industrial Development           7/03 at 103       AA- $  3,146,670
             Board of the City of
             Chattanooga, Tennessee,
             Pollution Control Revenue
             Bonds, (E.I. du Pont de
             Nemours & Company
             Project), Series 1982A,
             6.350%, 7/01/22

     12,000 Industrial Development           5/04 at 102       AA-   12,663,600
             Board of Humphreys
             County, Tennessee, Solid
             Waste Disposal Facility
             Bonds (E.I. du Pont de
             Nemours & Company
             Project), Series 1994,
             6.700%, 5/01/24
             (Alternative Minimum Tax)

     10,000 Industrial Development           3/02 at 101       BBB   10,225,800
             Board of McMinn County,
             Tennessee, Pollution
             Control Facilities
             Revenue Bonds (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             Series 1991, 7.625%,
             3/01/16 (Alternative
             Minimum Tax)

      4,950 Industrial Development          12/02 at 102       BBB    5,193,887
             Board of McMinn County,
             Tennessee, Solid Waste
             Recycling Facilities
             Revenue Bonds ( Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             Series 1992, 7.400%,
             12/01/22 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Cyclicals - 2.4%

      7,000 Industrial Development           9/04 at 102        A2    7,441,350
             Board of Maury County,
             Tennessee, Multi-Modal
             Interchangeable Rate
             Pollution Control
             Refunding Revenue Bonds
             (Saturn Corporation
             Project), Series 1994,
             6.500%, 9/01/24

-------------------------------------------------------------------------------
            Consumer Staples - 2.7%

      6,750 Industrial Development           2/03 at 102        AA    6,956,618
             Board of Loudon County,
             Tennessee, Solid Waste
             Disposal Revenue Bonds
             (Kimberly-Clark
             Corporation Project),
             Series 1993, 6.200%,
             2/01/23 (Alternative
             Minimum Tax)

      1,245 Industrial Development          10/05 at 102      Baa3    1,268,169
             Board of the City of
             South Fulton, Tennessee,
             Industrial Development
             Revenue Bonds (Tyson
             Foods, Inc. Project),
             Series 1995, 6.400%,
             10/01/20 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.2%

      3,705 Tennessee State School       5/02 at 101 1/2       AAA    3,826,487
             Bond Authority, Higher
             Educational Facilities
             Bonds, 1992 Series A,
             6.250%, 5/01/22

-------------------------------------------------------------------------------
            Energy - 1.3%

      4,000 Industrial Development           8/10 at 101       BBB    4,073,040
             Board of Maury County,
             Tennessee, Solid Waste
             Disposal Revenue Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 2000B, 6.300%,
             8/01/18 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 18.2%

      3,060 Blount County, Tennessee,        7/08 at 100      Baa1    2,746,534
             Hospital Revenue
             Improvement Bonds, Series
             1998B, 5.125%, 7/01/19

      2,250 The Health, Educational          6/08 at 101        A-    2,135,363
             and Housing Facilities
             Board of the City of
             Chattanooga, Tennessee,
             Hospital Improvement and
             Refunding Revenue Bonds
             (Siskin Hospital for
             Physical Rehabilitation,
             Inc. Project), Series
             l1998, 5.250%, 6/01/28

      1,550 Industrial Development          10/03 at 102        A-    1,601,197
             Board of the City of
             Cookeville, Tennessee,
             Hospital Refunding
             Revenue Bonds (Cookeville
             General Hospital
             Project), Series 1993,
             5.750%, 10/01/10

      7,350 City of Jackson,                 4/05 at 102       AAA    7,616,217
             Tennessee, Hospital
             Revenue Refunding and
             Improvement Bonds
             (Jackson-Madison County
             General Hospital
             Project), Series 1995,
             5.625%, 4/01/15

      1,000 The Health, Educational         No Opt. Call       AAA    1,135,940
             and Housing Facilities
             Board of Knox County,
             Tennessee, Hospital
             Revenue Bonds (Fort
             Sanders Alliance
             Obligated Group), Series
             1993A, 6.250%, 1/01/13

     10,145 The Health, Educational,         4/09 at 101      Baa1    9,827,867
             and Housing Facilities
             Board of Knox County,
             Tennessee, Revenue Bonds
             (University Health
             System, Inc.), Series
             1999, 5.625%, 4/01/29

      4,000 The Health and Educational      11/10 at 101        A-    4,228,040
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Tennessee,
             Hospital Revenue Bonds
             (Adventist Health
             System), 6.600%, 11/15/30

            The Health, Educational
            and Housing Facilities
            Board of Montgomery
            County, Tennessee,
            Hospital Revenue Bonds
            (Refunding and
            Improvements) (Clarksville
            Regional Health System,
            Series 1998:
      1,500  5.375%, 1/01/18                 1/08 at 101       BBB    1,393,800
      7,500  5.375%, 1/01/28                 1/08 at 101       BBB    6,642,900

      4,000 The Health, Educational          8/05 at 100       AAA    4,046,880
             and Housing Facilities
             Board of Shelby County,
             Tennessee, Hospital
             Revenue Refunding Bonds
             (Methodist Health System,
             Inc.), Series 1995,
             5.250%, 8/01/15

     12,200 The Health, Educational          7/09 at 102        AA   12,043,840
             and Housing Facilities
             Board of Shelby County,
             Tennessee, Revenue Bonds
             (St. Jude's Children's
             Research), Series 1999,
             5.375%, 7/01/29


--------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    2,500 The Health, Educational and     11/04 at 102        A- $  2,729,175
             Housing Facilities Board of
             Sumner County, Tennessee,
             Revenue Refunding Bonds
             (Sumner Regional Health
             System, Inc.), Series 1994,
             7.500%, 11/01/14

-------------------------------------------------------------------------------
            Housing/Multifamily - 5.4%

      1,200 The Health, Educational and      7/03 at 102       Aaa    1,223,544
             Housing Facilities Board of
             the City of Chattanooga,
             Tennessee, Multifamily
             Mortgage Revenue Refunding
             Bonds (Windridge
             Apartments - FHA-Insured
             Mortgage), Series 1993A,
             5.950%, 7/01/14

            The Health, Educational and
            Housing Facilities Board of
            the City of Chattanooga,
            Tennessee, Housing Revenue
            Bonds (GNMA Collateralized -
             Rainbow Creek Apartments
            Project), Series 1999:
        500  6.125%, 11/20/19               11/09 at 102       AAA      521,780
             (Alternative Minimum Tax)
      3,955  6.375%, 11/20/39               11/09 at 102       AAA    4,135,348
             (Alternative Minimum Tax)

      3,500 Industrial Development Board    10/06 at 102       AAA    3,626,490
             of the City of Franklin,
             Tennessee, Multifamily
             Housing Revenue Refunding
             Bonds (The Landings
             Apartments Project), Senior
             Series 1996A, 6.000%,
             10/01/26

            The Health and Educational
            Facilities Board of the
            Metropolitan Government of
            Nashville and Davidson
            County, Tennessee, Housing
            Mortgage Revenue Bonds
            (Herman Street), Series
            1992:
        250  7.000%, 6/01/17                 6/02 at 103       AAA      259,220
        495  7.250%, 6/01/32                 6/02 at 103       AAA      513,711

      3,485 The Health and Educational       3/10 at 102       Aaa    3,547,486
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee,
             Multifamily Housing Revenue
             Bonds (Berkshire Place),
             Series 2000, 6.125%,
             3/20/39 (Alternative
             Minimum Tax)

      2,720 Industrial Development Board     1/10 at 102       Aaa    2,841,557
             of the Metropolitan
             Government of Nashville and
             Davidson County, Tennessee,
             Multifamily Housing Revenue
             Refunding Bonds (GNMA
             Collateralized - The Valley
             Forge Apartments Project),
             Series 2000A, 6.375%,
             1/20/31

-------------------------------------------------------------------------------
            Housing/Single Family -
             10.0%

        165 Hamilton County, Tennessee,      3/02 at 101       AAA      166,873
             Single Family Mortgage
             Revenue Bonds (Home
             Purchase and Rehabilitation
             Program), Series 1990,
             8.000%, 9/01/23
             (Alternative Minimum Tax)

      5,490 Tennessee Housing                7/06 at 102        AA    5,684,675
             Development Agency,
             Homeownership Program
             Bonds, Issue 4A, 6.375%,
             7/01/22 (Alternative
             Minimum Tax)

        965 Tennessee Housing                7/07 at 102        AA    1,003,976
             Development Agency,
             Homeownership Program
             Bonds, Issue 3A, 5.850%,
             7/01/17 (Alternative
             Minimum Tax)

      1,415 Tennessee Housing                7/02 at 102        AA    1,454,280
             Development Agency,
             Homeownership Program
             Bonds, Issue WR, 6.800%,
             7/01/17

      9,655 Tennessee Housing                1/09 at 101        AA    9,613,194
             Development Agency,
             Homeownership Program
             Bonds, Issue 1998-2,
             5.375%, 7/01/29
             (Alternative Minimum Tax)

      6,700 Tennessee Housing                1/09 at 101        AA    6,708,375
             Development Agency,
             Homeownership Program Bonds
             (Remarketing), Issue 1996-
             5B, 5.375%, 7/01/23
             (Alternative Minimum Tax)

      5,330 Tennessee Housing                1/09 at 101        AA    5,554,713
             Development Agency,
             Homeownership Program
             Bonds, Issue 1999-3,
             6.000%, 1/01/20
             (Alternative Minimum Tax)

        865 Tennessee Housing                7/04 at 102        AA      904,531
             Development Agency,
             Mortgage Finance Program
             Bonds, 1994 Series A,
             6.900%, 7/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Long-Term Care - 0.9%

      2,800 The Health and Educational       2/08 at 102        AA    2,802,492
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Multi-
             Modal Interchangeable Rate
             Health Facility Revenue
             Bonds (Richland Place, Inc.
             Project), Series 1993,
             5.500%, 5/01/23

-------------------------------------------------------------------------------
            Tax Obligation/General -
             4.6%

      1,000 Hamilton County, Tennessee,      2/05 at 102       Aa1    1,109,840
             General Obligation Bonds,
             Series 1995, 6.250%,
             2/01/20

      1,000 Marion County, Tennessee,        4/11 at 100       Aaa      984,720
             General Obligation Rural
             School Bonds, Series 2001,
             5.000%, 4/01/24

      1,000 City of Memphis, Tennessee,     10/07 at 101        AA      997,010
             General Improvement Bonds,
             Series 1999A, 5.000%,
             10/01/19

      3,000 The Metropolitan Government      5/07 at 102        AA    2,995,860
             of Nashville and Davidson
             County, Tennessee, General
             Obligation Refunding Bonds,
             Series 1997, 5.125%,
             5/15/25


--------------------------------------------------------------------------------
20

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/General
            (continued)

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, General
            Obligation Bonds (Residual
            Option Longs), 2001 Series
            II-R53:
 $    2,350  12.760%, 10/15/17 (IF)         10/11 at 100       AA- $  2,759,676
      2,480  12.000%, 10/15/18 (IF)         10/11 at 100       AA-    2,672,696

      1,850 City of Milan Special School     4/11 at 100       Aaa    1,816,904
             District, Gibson County,
             Tennessee, General
             Obligation Bonds, Series
             2001, 5.000%, 4/01/24

        750 Shelby County, Tennessee,        4/05 at 101       AA+      789,548
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             4.3%

      5,000 Industrial Development Board    10/10 at 100       AAA    5,200,700
             of the City of Chattanooga,
             Tennessee, Chattanooga
             Lease Rental Revenue Bonds,
             Series 2000, 5.625%,
             10/01/30

      4,000 The Health and Educational       6/09 at 100       AAA    3,885,560
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Refunding and Improvement
             Bonds (Meharry Medical
             College Project), Series
             1996, 5.000%, 12/01/24

      4,000 The Sports Authority of the      7/06 at 101       AAA    4,147,480
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Public
             Improvement Revenue Bonds
             (Stadium Project), Series
             1996, 5.750%, 7/01/26

-------------------------------------------------------------------------------
            Transportation - 7.4%

            Memphis-Shelby County
            Airport Authority,
            Tennessee, Airport Revenue
            Bonds, Series 1999D:
      4,000  6.000%, 3/01/24                 3/10 at 101       AAA    4,267,120
             (Alternative Minimum Tax)
      1,640  6.125%, 3/01/25                 3/10 at 101       AAA    1,765,509
             (Alternative Minimum Tax)

      3,710 Memphis-Shelby County            3/11 at 100       AAA    3,800,190
             Airport Authority,
             Tennessee, Airport Revenue
             Bonds, Series 2001A,
             5.500%, 3/01/17
             (Alternative Minimum Tax)

      2,850 Memphis-Shelby County            3/11 at 100       AAA    2,810,841
             Airport Authority,
             Tennessee, Airport Revenue
             Bonds, Series 2001B,
             5.125%, 3/01/26

      5,545 Memphis-Shelby County            3/02 at 103       BBB    5,717,838
             Airport Authority,
             Tennessee, Special
             Facilities Revenue Bonds
             (Federal Express
             Corporation), Series 1984,
             7.875%, 9/01/09

      4,475 Memphis-Shelby County            9/02 at 102       BBB    4,612,517
             Airport Authority,
             Tennessee, Special
             Facilities Revenue
             Refunding Bonds (Federal
             Express Corporation),
             Series 1992, 6.750%,
             9/01/12

-------------------------------------------------------------------------------
            U.S. Guaranteed - 16.7%

            City of Clarksville,
            Tennessee, Hospital Revenue
            Refunding and Improvement
            Bonds (Clarksville Memorial
            Hospital Project), Series
            1993:
      1,000  6.250%, 7/01/08 (Pre-           7/03 at 102   Baa1***    1,077,080
             refunded to 7/01/03)
      1,775  6.250%, 7/01/13 (Pre-           7/03 at 102   Baa1***    1,911,817
             refunded to 7/01/03)
      1,250  6.375%, 7/01/18 (Pre-           7/03 at 102   Baa1***    1,348,763
             refunded to 7/01/03)

      5,000 City of Johnson, Tennessee,      5/06 at 100       AAA    5,666,100
             School Sales Tax Revenue
             Bonds (Unlimited Tax),
             Series 1994, 6.700%,
             5/01/21 (Pre-refunded to
             5/01/06)

        440 The Health and Educational       7/09 at 100       AAA      458,185
             Facilities Board of the
             City of Johnson, Tennessee,
             Hospital Revenue Refunding
             and Improvement Bonds
             (Johnson City Medical
             Center Hospital), Series
             1991, 6.750%, 7/01/16 (Pre-
             refunded to 7/01/09)

            The Health and Educational
            Facilities Board of the City
            of Johnson, Tennessee,
            Hospital Revenue Refunding
            and Improvement Bonds
            (Johnson City Medical Center
            Hospital), Series 1998C:
      6,430  5.125%, 7/01/25 (Pre-           7/23 at 100       AAA    6,436,944
             refunded to 7/01/23)
      2,265  5.125%, 7/01/25                 1/09 at 101       AAA    2,268,148
      9,180  5.250%, 7/01/28                 1/09 at 101       AAA    9,268,771

     34,570 The Health and Educational      No Opt. Call       Aaa   10,070,932
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds (Volunteer
             Healthcare - Subordinate
             Lien), Series 1988,
             0.000%, 6/01/21

      1,115 The Health and Educational      10/07 at 105    N/R***    1,432,206
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds (Mur-Ci Homes, Inc.
             Project), Series 1992A,
             9.000%, 10/01/22
             (Pre-refunded to 10/01/07)

      2,500 The Public Building              2/04 at 110       AAA    2,995,750
             Authority of the City of
             Mt. Juliet, Tennessee,
             Revenue Bonds (Utility
             District Loan Program) (The
             Madison Suburban Utility
             District), Series B,
             7.800%, 2/01/19 (Pre-
             refunded to 2/01/04)


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 November 30, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

 $      250 Shelby County, Tennessee,        4/05 at 101    AA+*** $    271,318
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14
             (Pre-refunded to 4/01/05)

      2,660 Tennessee State Local           10/02 at 102     A-***    2,819,760
             Development Authority,
             Revenue Bonds (Community
             Provider Loan Program),
             7.000%, 10/01/21 (Pre-
             refunded to 10/01/02)

      2,300 The White House Utility          1/02 at 102       AAA    2,354,602
             District of Robertson and
             Sumner Counties, Tennessee,
             Water Revenue Refunding and
             Improvement Bonds, Series
             1992B, 6.375%, 1/01/22
             (Pre-refunded to 1/01/02)

            Wilson County, Tennessee,
            Certificates of
            Participation (Wilson County
            Educational Facilities
            Corporation), Series 1994:
      1,500  6.125%, 6/30/10 (Pre-           6/04 at 102     A2***    1,647,960
             refunded to 6/30/04)
      1,500  6.250%, 6/30/15 (Pre-           6/04 at 102     A2***    1,652,595
             refunded to 6/30/04)

-------------------------------------------------------------------------------
            Utilities - 9.8%

      1,520 City of Clarksville,            No Opt. Call       AAA      746,685
             Tennessee, Water, Sewer and
             Gas Revenue Refunding and
             Improvement Bonds, Series
             1992, 0.000%, 2/01/16

      7,500 City of Clarksville,             2/11 at 100       Aaa    7,428,975
             Tennessee, Water, Sewer,
             and Gas Revenue Refunding
             and Improvement Bonds,
             Series 2001, 5.000%,
             2/01/22

      2,700 City of Fayetteville,            4/08 at 101       N/R    2,788,155
             Tennessee, Broadband
             Telecommunications Network
             Revenue Bonds, Series 2000,
             6.500%, 4/01/20

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, Electric
            System Revenue Bonds, Series
            1996A:
      7,800  0.000%, 5/15/11                No Opt. Call       AAA    5,040,438
      8,500  0.000%, 5/15/12                No Opt. Call       AAA    5,186,360

      3,000 The Metropolitan Government      5/08 at 102        AA    3,018,480
             of Nashville and Davidson
             County, Tennessee, Electric
             System Revenue Bonds, 1998
             Series A, 5.200%, 5/15/23

      5,000 The Metropolitan Government      5/11 at 100        AA    4,992,950
             of Nashville and Davidson
             County, Tennessee, Electric
             System Revenue Bonds,
             Series 2001A, 5.125%,
             5/15/26

      1,000 The Middle Tennessee Utility    10/02 at 102       AAA    1,055,260
             District of Cannon,
             Cumberland, Dekalb, Putnam,
             Rhea, Rutherford, Smith,
             Warren, White and Wilson
             Counties, Tennessee, Gas
             System Revenue Bonds,
             Series 1992,
             6.250%, 10/01/12

-------------------------------------------------------------------------------
            Water and Sewer - 3.5%

      3,445 City of Knoxville,               4/07 at 101        AA    3,446,581
             Tennessee, Wastewater
             System Refunding and
             Improvement Bonds, Series
             1998, 5.125%, 4/01/23

      3,000 Suburban Madison Utility         2/08 at 100       AAA    2,967,420
             District, Tennessee, Water
             Revenue Refunding Bonds,
             Series 1995,
             5.000%, 2/01/19

      1,000 Milcrofton Utility District      2/06 at 102       N/R      919,110
             of Williamson County,
             Tennessee, Waterworks
             Revenue Refunding Bonds
             (Junior Lien), Series 1996,
             6.000%, 2/01/24

      2,000 The White House Utility          1/11 at 100       Aaa    1,997,160
             District of Robertson and
             Sumner, Tennessee, Water
             and Sewer Revenue Bonds,
             Refunding Series 2001,
             5.125%, 1/01/26

      1,500 Water and Wastewater             3/08 at 102      Baa1    1,596,630
             Authority, Wilson County,
             Tennessee, Waterworks
             Revenue Refunding and
             Improvement Bonds, Series
             1993, 6.000%, 3/01/14

-------------------------------------------------------------------------------
 $  329,545 Total Investments (cost                                 304,704,763
             $294,928,450) - 98.5%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         4,695,525
             Liabilities - 1.5%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $309,400,288
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse Floating Rate Security.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22

                 Statement of Net Assets (Unaudited)
                 November 30, 2001


                                                           Georgia    Louisiana
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value  $158,107,838 $133,177,811
Cash                                                        77,568           --
Receivables:
 Interest                                                3,108,429    2,281,634
 Investments sold                                          964,200    1,660,850
 Shares sold                                               155,830       73,129
Other assets                                                   145          181
-------------------------------------------------------------------------------
  Total assets                                         162,414,010  137,193,605
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                  --    2,485,353
Payables:
 Investments purchased                                   9,442,172           --
 Shares redeemed                                            69,543      229,417
Accrued expenses:
 Management fees                                            69,300       62,262
 12b-1 distribution and service fees                        45,850       47,490
 Other                                                      25,136       60,021
Dividends payable                                          236,826      201,083
-------------------------------------------------------------------------------
  Total liabilities                                      9,888,827    3,085,626
-------------------------------------------------------------------------------
Net assets                                            $152,525,183 $134,107,979
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $112,400,170 $ 89,493,693
Shares outstanding                                      10,357,197    7,969,730
Net asset value and redemption price per share        $      10.85 $      11.23
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering
 price)                                               $      11.33 $      11.72
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 16,624,723 $ 22,455,309
Shares outstanding                                       1,529,857    2,000,674
Net asset value, offering and redemption price per
 share                                                $      10.87 $      11.22
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 22,359,185 $ 22,085,489
Shares outstanding                                       2,063,813    1,969,300
Net asset value, offering and redemption price per
 share                                                $      10.83 $      11.21
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,141,105 $     73,488
Shares outstanding                                         105,435        6,534
Net asset value, offering and redemption price per
 share                                                $      10.82 $      11.25
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                 November 30, 2001


                                                    North Carolina    Tennessee
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                                $197,886,879 $304,704,763
Cash                                                     2,137,028    1,143,794
Receivables:
 Interest                                                3,677,940    4,677,565
 Investments sold                                        1,363,400           --
 Shares sold                                               188,616      273,157
Other assets                                                   272        9,850
-------------------------------------------------------------------------------
  Total assets                                         205,254,135  310,809,129
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                  --           --
Payables:
 Investments purchased                                          --           --
 Shares redeemed                                           388,202      537,324
Accrued expenses:
 Management fees                                            92,426      138,513
 12b-1 distribution and service fees                        54,974       73,809
 Other                                                      17,109       95,578
Dividends payable                                          390,184      563,617
-------------------------------------------------------------------------------
  Total liabilities                                        942,895    1,408,841
-------------------------------------------------------------------------------
Net assets                                            $204,311,240 $309,400,288
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $162,808,303 $265,568,444
Shares outstanding                                      15,837,008   23,926,583
Net asset value and redemption price per share        $      10.28 $      11.10
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20% of
 offering price)                                      $      10.73 $      11.59
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 19,760,716 $ 17,403,884
Shares outstanding                                       1,919,441    1,566,387
Net asset value, offering and redemption price per
 share                                                $      10.30 $      11.11
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 20,011,994 $ 25,771,041
Shares outstanding                                       1,948,855    2,321,132
Net asset value, offering and redemption price per
 share                                                $      10.27 $      11.10
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,730,227 $    656,919
Shares outstanding                                         168,162       59,210
Net asset value, offering and redemption price per
 share                                                $      10.29 $      11.09
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2001


                               Georgia   Louisiana  North Carolina   Tennessee
-------------------------------------------------------------------------------
Investment Income           $4,255,582  $3,786,413    $5,701,705   $ 8,894,064
-------------------------------------------------------------------------------
Expenses
Management fees                409,002     366,772       555,896       824,286
12b-1 service fees - Class
 A                             110,696      87,750       164,235       263,044
12b-1 distribution and
 service fees - Class B         78,264     106,047        88,209        78,099
12b-1 distribution and
 service fees - Class C         78,569      87,123        72,802        93,449
Shareholders' servicing
 agent fees and expenses        45,999      36,799        60,139        78,473
Custodian's fees and
 expenses                       38,018      33,569        36,191        50,939
Trustees' fees and
 expenses                        1,905       1,605         2,707         3,785
Professional fees                5,841       5,449         6,153         7,215
Shareholders' reports -
  printing and mailing
 expenses                       13,846      10,665        16,545        22,177
Federal and state
 registration fees               2,306       2,613         2,712         3,660
Other expenses                   3,206       2,651         4,321         6,435
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit          787,652     741,043     1,009,910     1,431,562
 Custodian fee credit          (11,733)     (8,363)       (5,915)      (17,972)
-------------------------------------------------------------------------------
Net expenses                   775,919     732,680     1,003,995     1,413,590
-------------------------------------------------------------------------------
Net investment income        3,479,663   3,053,733     4,697,710     7,480,474
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                  337,453     145,755        40,712      (691,958)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 2,170,183   1,823,302     2,470,487     5,075,352
-------------------------------------------------------------------------------
Net gain from investments    2,507,636   1,969,057     2,511,199     4,383,394
-------------------------------------------------------------------------------
Net increase in net assets
 from operations            $5,987,299  $5,022,790    $7,208,909   $11,863,868
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                 Statement of Changes in Net Assets (Unaudited)


                                     Georgia                       Louisiana
                          -----------------------------  -----------------------------
                          Six Months Ended   Year Ended  Six Months Ended   Year Ended
                                  11/30/01      5/31/01          11/30/01      5/31/01
---------------------------------------------------------------------------------------
Operations
Net investment income       $  3,479,663   $  6,788,686    $  3,053,733   $  5,873,362
Net realized gain (loss)
 from investment
 transactions                    337,453       (226,959)        145,755       (406,889)
Net change in unrealized
 appreciation or
 depreciation of
 investments                   2,170,183      8,772,153       1,823,302      9,002,539
---------------------------------------------------------------------------------------
Net increase in net
 assets from operations        5,987,299     15,333,880       5,022,790     14,469,012
---------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                      (2,649,961)    (5,244,153)     (2,095,079)    (4,103,369)
 Class B                        (334,555)      (575,479)       (452,198)      (784,980)
 Class C                        (444,475)      (850,197)       (491,381)      (873,052)
 Class R                         (28,526)       (39,967)         (6,869)       (42,018)
---------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                 (3,457,517)    (6,709,796)     (3,045,527)    (5,803,419)
---------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                    12,297,056     17,702,138      18,241,482     15,240,354
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                 1,369,309      2,623,678       1,035,388      1,864,055
---------------------------------------------------------------------------------------
                              13,666,365     20,325,816      19,276,870     17,104,409
Cost of shares redeemed       (7,285,105)   (22,176,364)    (12,866,569)   (14,872,887)
---------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions            6,381,260     (1,850,548)      6,410,301      2,231,522
---------------------------------------------------------------------------------------
Net increase in net
 assets                        8,911,042      6,773,536       8,387,564     10,897,115
Net assets at the
 beginning of period         143,614,141    136,840,605     125,720,415    114,823,300
---------------------------------------------------------------------------------------
Net assets at the end of
 period                     $152,525,183   $143,614,141    $134,107,979   $125,720,415
---------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period          $    (40,204)  $    (62,350)   $     81,913   $     25,676
---------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
26

                                 North Carolina                    Tennessee
                          -----------------------------  -----------------------------
                          Six Months Ended   Year Ended  Six Months Ended   Year Ended
                                  11/30/01      5/31/01          11/30/01      5/31/01
---------------------------------------------------------------------------------------
Operations
Net investment income       $  4,697,710   $  9,323,717    $  7,480,474   $ 14,913,675
Net realized gain (loss)
 from investment
 transactions                     40,712        (63,959)       (691,958)     2,075,913
Net change in unrealized
 appreciation or
 depreciation of
 investments                   2,470,487     12,644,964       5,075,352     13,817,960
---------------------------------------------------------------------------------------
Net increase in net
 assets from operations        7,208,909     21,904,722      11,863,868     30,807,548
---------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                      (3,903,134)    (7,969,581)     (6,493,621)   (12,937,673)
 Class B                        (369,065)      (585,870)       (343,476)      (582,868)
 Class C                        (405,494)      (734,854)       (549,846)    (1,036,847)
 Class R                         (42,005)       (78,959)        (16,780)       (31,030)
---------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                 (4,719,698)    (9,369,264)     (7,403,723)   (14,588,418)
---------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                    10,874,546     21,695,146      21,770,225     19,965,686
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                 2,322,545      4,656,058       3,236,986      6,078,721
---------------------------------------------------------------------------------------
                              13,197,091     26,351,204      25,007,211     26,044,407
Cost of shares redeemed       (8,474,022)   (23,781,188)     (9,265,778)   (37,612,952)
---------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions            4,723,069      2,570,016      15,741,433    (11,568,545)
---------------------------------------------------------------------------------------
Net increase in net
 assets                        7,212,280     15,105,474      20,201,578      4,650,585
Net assets at the
 beginning of period         197,098,960    181,993,486     289,198,710    284,548,125
---------------------------------------------------------------------------------------
Net assets at the end of
 period                     $204,311,240   $197,098,960    $309,400,288   $289,198,710
---------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period          $     36,898   $    (40,709)   $    297,442   $    163,994
---------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
27

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment com-pany registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), the Nuveen Louisiana Municipal Bond Fund ("Louisiana"), the Nuveen North Carolina Munici-pal Bond Fund ("North Carolina"), and the Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massa-chusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2001, Georgia had outstanding when-issued pur-chase commitments of $9,442,172. There were no such outstanding purchase com-mitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds.

-------------------------------------------------------------------------------
28

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended November 30, 2001, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate se-curity has an inverse relationship to the interest rate of a short-term float-ing rate security. Consequently, as the interest rate of the floating rate se-curity rises, the interest rate on the inverse floating rate security de-clines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. Georgia, Louisiana and North Carolina did not invest in any such securities during the six months ended November 30, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation based on securities held by the Funds on June 1, 2001 as follows:

         Georgia   Louisiana North Carolina  Tennessee
------------------------------------------------------

             $--     $48,031        $99,595    $56,697
------------------------------------------------------

The effect of this change for the six months ended November 30, 2001, was to increase net investment income with a corresponding decrease in net unrealized appreciation as follows:

         Georgia   Louisiana North Carolina  Tennessee
------------------------------------------------------

             $--      $3,884        $10,028    $26,834
------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
29

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Georgia
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    651,491  $  7,105,791     935,056  $  9,872,915
 Class B                    223,628     2,438,685     292,020     3,099,414
 Class C                    251,539     2,734,767     384,245     4,064,015
 Class R                      1,647        17,813      63,283       665,794
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     98,917     1,073,698     199,475     2,090,533
 Class B                     11,626       126,447      19,800       207,985
 Class C                     14,504       157,276      29,160       304,910
 Class R                      1,098        11,888       1,936        20,250
----------------------------------------------------------------------------
                          1,254,450    13,666,365   1,924,975    20,325,816
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (487,926)   (5,280,062) (1,473,719)  (15,359,898)
 Class B                   (147,260)   (1,604,668)   (113,976)   (1,193,734)
 Class C                    (34,382)     (372,481)   (536,180)   (5,616,732)
 Class R                     (2,584)      (27,894)       (563)       (6,000)
----------------------------------------------------------------------------
                           (672,152)   (7,285,105) (2,124,438)  (22,176,364)
----------------------------------------------------------------------------
Net increase (decrease)     582,298  $  6,381,260    (199,463) $ (1,850,548)
----------------------------------------------------------------------------

                                            Louisiana
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    742,759  $  8,419,212     655,253  $  7,178,318
 Class B                    201,575     2,266,243     404,670     4,458,455
 Class C                    670,854     7,553,416     330,879     3,599,225
 Class R                        230         2,611         395         4,356
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     66,734       751,373     133,948     1,449,604
 Class B                     13,449       151,463      20,814       225,453
 Class C                     11,154       125,707      13,823       149,463
 Class R                        614         6,845       3,646        39,535
----------------------------------------------------------------------------
                          1,707,369    19,276,870   1,563,428    17,104,409
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (475,470)   (5,414,996)   (709,409)   (7,705,584)
 Class B                    (92,352)   (1,040,878)   (221,906)   (2,405,797)
 Class C                   (513,520)   (5,809,686)   (403,155)   (4,357,942)
 Class R                    (53,652)     (601,009)    (37,438)     (403,564)
----------------------------------------------------------------------------
                         (1,134,994)  (12,866,569) (1,371,908)  (14,872,887)
----------------------------------------------------------------------------
Net increase                572,375  $  6,410,301     191,520  $  2,231,522
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
30

                                     North Carolina
                      ------------------------------------------------
                        Six Months Ended            Year Ended
                            11/30/01                  5/31/01
                      ----------------------  ------------------------
                         Shares       Amount      Shares        Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                442,434  $ 4,567,063   1,186,924  $ 11,903,737
 Class B                342,488    3,541,961     483,338     4,867,381
 Class C                257,148    2,658,146     453,192     4,584,313
 Class R                 10,365      107,376      33,848       339,715
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                180,916    1,868,553     391,711     3,909,108
 Class B                 17,426      180,364      27,929       279,648
 Class C                 23,551      243,007      41,042       408,905
 Class R                  2,962       30,621       5,848        58,397
-----------------------------------------------------------------------
                      1,277,290   13,197,091   2,623,832    26,351,204
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (605,659)  (6,248,786) (1,887,970)  (18,867,341)
 Class B                (76,094)    (788,013)    (89,793)     (901,512)
 Class C               (130,794)  (1,351,223)   (385,597)   (3,836,716)
 Class R                 (8,348)     (86,000)    (17,427)     (175,619)
-----------------------------------------------------------------------
                       (820,895)  (8,474,022) (2,380,787)  (23,781,188)
-----------------------------------------------------------------------
Net increase            456,395  $ 4,723,069     243,045  $  2,570,016
-----------------------------------------------------------------------

                                           Tennessee
                         ------------------------------------------------
                           Six Months Ended            Year Ended
                               11/30/01                  5/31/01
                         ----------------------  ------------------------
                            Shares       Amount      Shares        Amount
--------------------------------------------------------------------------
Shares sold:
 Class A                 1,400,707  $15,489,443   1,344,310  $ 14,506,663
 Class B                   273,298    3,049,063     265,963     2,906,013
 Class C                   290,506    3,230,282     230,481     2,508,973
 Class R                       129        1,437       4,022        44,037
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                   258,376    2,873,646     506,366     5,452,115
 Class B                    15,183      169,056      26,351       284,060
 Class C                    16,569      184,450      30,122       324,315
 Class R                       885        9,834       1,694        18,231
--------------------------------------------------------------------------
                         2,255,653   25,007,211   2,409,309    26,044,407
--------------------------------------------------------------------------
Shares redeemed:
 Class A                  (652,738)  (7,264,899) (2,938,022)  (31,716,382)
 Class B                   (80,040)    (890,175)   (145,117)   (1,564,823)
 Class C                   (99,637)  (1,110,704)   (403,003)   (4,326,679)
 Class R                        --           --        (477)       (5,068)
--------------------------------------------------------------------------
                          (832,415)  (9,265,778) (3,486,619)  (37,612,952)
--------------------------------------------------------------------------
Net increase (decrease)  1,423,238  $15,741,433  (1,077,310) $(11,568,545)
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
31

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2001, to shareholders of record on De-cember 7, 2001, as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0435       $.0450         $.0410       $.0460
 Class B                      .0365        .0380          .0345        .0390
 Class C                      .0385        .0400          .0360        .0410
 Class R                      .0450        .0470          .0425        .0475
-------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2001, were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $34,067,441  $15,422,718     $4,833,860  $45,353,422
 Short-term municipal
  securities                     --    2,000,000             --    5,070,000
Sales and maturities:
 Long-term municipal
  securities             20,348,412    8,693,130      8,944,113   30,484,569
 Short-term municipal
  securities                     --    2,000,000             --    5,070,000
-------------------------------------------------------------------------------

At November 30, 2001, the cost of investments owned for federal income tax pur-poses were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
                       $151,480,188 $127,036,683   $189,666,973 $294,844,919
-------------------------------------------------------------------------------

At May 31, 2001, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Georgia  Louisiana North Carolina Tennessee
----------------------------------------------------------------
Expiration year:
 2003             $       -- $       --     $       -- $549,832
 2004                     --         --             --       --
 2005                     --         --             --       --
 2006                     --         --             --       --
 2007                     --         --             --       --
 2008                689,075  1,112,952      1,052,642  406,519
 2009              1,395,890  1,235,446      1,303,991       --
----------------------------------------------------------------
Total             $2,084,965 $2,348,398     $2,356,633 $956,351
----------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2001, were as follows:

                      Georgia   Louisiana  North Carolina    Tennessee
-----------------------------------------------------------------------
Gross unrealized:
 appreciation      $7,469,777  $7,068,014      $8,776,781  $11,540,601
 depreciation        (842,127)   (926,886)       (556,875)  (1,680,757)
-----------------------------------------------------------------------
Net unrealized
 appreciation      $6,627,650  $6,141,128      $8,219,906  $ 9,859,844
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
32

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------------
Sales charges collected     $71,576   $80,530        $57,134  $163,995
Paid to authorized dealers   61,636    68,215         57,134   159,332
----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                      Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------
Commission advances  $145,500  $195,349       $181,858  $210,401
----------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2001, the Distributor retained such 12b-1 fees as follows:

                     Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------------
12b-1 fees retained  $84,582  $110,936        $90,132   $79,613
---------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2001, as follows:

               Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------
CDSC retained  $18,627   $28,093        $19,802    $6,670
---------------------------------------------------------

7. Composition of Net Assets

At November 30, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                               Georgia     Louisiana  North Carolina     Tennessee
-----------------------------------------------------------------------------------
Capital paid-in           $147,685,249  $130,139,495    $198,479,979  $300,974,842
Undistributed (Over-
 distribution of) net
 investment income             (40,204)       81,913          36,898       297,442
Accumulated net realized
 gain (loss) from
 investment transactions    (1,747,512)   (2,422,402)     (2,622,750)   (1,648,309)
Net unrealized
 appreciation of
 investments                 6,627,650     6,308,973       8,417,113     9,776,313
-----------------------------------------------------------------------------------
Net assets                $152,525,183  $134,107,979    $204,311,240  $309,400,288
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
33

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations     Less Distributions
                       ------------------------  ---------------------
GEORGIA
                                      Net           From
                                Realized/         and in
                               Unrealized         Excess
             Beginning     Net    Invest-         of Net                Ending
                   Net Invest-       ment        Invest-                   Net
Year Ended       Asset    ment       Gain           ment Capital         Asset
May 31,          Value  Income     (Loss) Total   Income   Gains Total   Value
-----------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)      $10.66    $.26     $ .19    $ .45   $(.26)  $  --  $(.26) $10.85
 2001          10.01     .53       .64     1.17    (.52)     --   (.52)  10.66
 2000          11.02     .52      (.96)    (.44)   (.53)   (.04)  (.57)  10.01
 1999          11.19     .54      (.17)     .37    (.54)     --   (.54)  11.02
 1998          10.57     .56       .62     1.18    (.56)     --   (.56)  11.19
 1997          10.20     .57       .37      .94    (.57)     --   (.57)  10.57
Class B (2/97)
 2002(e)       10.67     .22       .20      .42    (.22)     --   (.22)  10.87
 2001          10.02     .45       .65     1.10    (.45)     --   (.45)  10.67
 2000          11.03     .44      (.96)    (.52)   (.45)   (.04)  (.49)  10.02
 1999          11.20     .46      (.17)     .29    (.46)     --   (.46)  11.03
 1998          10.57     .48       .63     1.11    (.48)     --   (.48)  11.20
 1997(d)       10.66     .14      (.11)     .03    (.12)     --   (.12)  10.57
Class C (1/94)
 2002(e)       10.64     .23       .19      .42    (.23)     --   (.23)  10.83
 2001           9.99     .47       .64     1.11    (.46)     --   (.46)  10.64
 2000          11.00     .46      (.96)    (.50)   (.47)   (.04)  (.51)   9.99
 1999          11.17     .48      (.17)     .31    (.48)     --   (.48)  11.00
 1998          10.55     .50       .62     1.12    (.50)     --   (.50)  11.17
 1997          10.18     .51       .37      .88    (.51)     --   (.51)  10.55
Class R (2/97)
 2002(e)       10.63     .27       .19      .46    (.27)     --   (.27)  10.82
 2001           9.98     .55       .64     1.19    (.54)     --   (.54)  10.63
 2000          10.99     .53      (.96)    (.43)   (.54)   (.04)  (.58)   9.98
 1999          11.15     .56      (.15)     .41    (.57)     --   (.57)  10.99
 1998          10.57     .58       .59     1.17    (.59)     --   (.59)  11.15
 1997(d)       10.65     .18      (.06)     .12    (.20)     --   (.20)  10.57
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                                             Ratios/Supplemental Data
                       ------------------------------------------------------------------------
                                 Before Credit/        After         After Credit/
                                 Reimbursement    Reimbursement(b)  Reimbursement(c)
GEORGIA                         ----------------- ----------------- -----------------
                                           Ratio             Ratio             Ratio
                                          of Net            of Net            of Net
                                         Invest-           Invest-           Invest-
                                Ratio of    ment  Ratio of    ment  Ratio of    ment
                                Expenses  Income  Expenses  Income  Expenses  Income
                         Ending       to      to        to      to        to      to
                            Net  Average Average   Average Average   Average Average  Portfolio
Year Ended       Total   Assets      Net     Net       Net     Net       Net     Net   Turnover
May 31,      Return(a)    (000)   Assets  Assets    Assets  Assets    Assets  Assets       Rate
-----------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)        4.25%  $112,400    .90%*  4.80%*     .90%*  4.80%*     .88%*  4.82%*     1 4%
 2001          11.90    107,606    .94    5.04       .94    5.04       .94    5.04        14
 2000          (4.05)   104,434   1.06    4.99      1.06    4.99      1.05    4.99        15
 1999           3.34    128,138    .88    4.68       .74    4.82       .74    4.83        32
 1998          11.37    120,545    .87    4.88       .66    5.09       .66    5.09        25
 1997           9.39    111,518   1.02    5.20       .78    5.44       .78    5.44        39
Class B (2/97)
 2002(e)        3.86     16,625   1.65*   4.05*     1.65*   4.05*     1.63*   4.07*      1 4
 2001          11.17     15,392   1.70    4.28      1.70    4.28      1.69    4.28        14
 2000          (4.79)    12,470   1.83    4.23      1.82    4.24      1.82    4.24        15
 1999           2.57     11,991   1.63    3.95      1.51    4.08      1.50    4.08        32
 1998          10.66      3,518   1.62    4.08      1.38    4.32      1.38    4.32        25
 1997(d)         .31        113   1.63*   4.49*     1.32*   4.80*     1.32*   4.80*       39
Class C (1/94)
 2002(e)        3.97     22,359   1.45*   4.25*     1.45*   4.25*     1.43*   4.27*      1 4
 2001          11.29     19,497   1.49    4.49      1.49    4.49      1.49    4.49        14
 2000          (4.61)    19,532   1.61    4.44      1.60    4.44      1.60    4.44        15
 1999           2.80     24,358   1.43    4.14      1.30    4.27      1.29    4.28        32
 1998          10.79     18,770   1.42    4.33      1.21    4.54      1.21    4.54        25
 1997           8.80     11,803   1.56    4.63      1.32    4.87      1.32    4.87        39
Class R (2/97)
 2002(e)        4.35      1,141    .70*   5.01*      .70*   5.01*      .68*   5.02*      1 4
 2001          12.13      1,119    .76    5.22       .76    5.22       .75    5.22        14
 2000          (3.89)       405    .88    5.19       .88    5.19       .87    5.20        15
 1999           3.67        364    .68    4.89       .55    5.03       .54    5.03        32
 1998          11.23        245    .67    5.04       .45    5.26       .45    5.26        25
 1997(d)        1.11         22    .68*   5.41*      .38*   5.71*      .38*   5.71*       39
-----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
34

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations      Less Distributions
                        -------------------------  -----------------------
 LOUISIANA
                                       Net            From
 Class (Inception Date)          Realized/          and in
                                Unrealized     Ratios/SupplementalEDataxcess
              Beginning  ---Net----Invest-----------of-Net------------------Ending------------------------
                    Net Invest-   BeforemCredit/ent        AfterInvest-     After Credit/   Net
 Year Ended       Asset    ment   ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital          Asset
 LOUISIANAMay 31,          Value -Income-----(Loss)--Total---Income----Gains--Total---Value----
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                          Ending       to        to         to        to         to        to
                             Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended       Total   Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,      Return(a)    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Class A (9/89)
 2002(e)         $11.06    $.27     $  .17  $ .44    $(.27)   $  --  $(.27) $11.23
 2001             10.27     .55        .78   1.33     (.54)      --   (.54)  11.06
 2000             11.38     .55      (1.11)  (.56)    (.55)      --   (.55)  10.27
 1999             11.55     .57       (.13)   .44     (.57)    (.04)  (.61)  11.38
 1998             11.10     .59        .49   1.08     (.59)    (.04)  (.63)  11.55
 1997             10.71     .59        .39    .98     (.59)      --   (.59)  11.10
 Class B (2/97)
 2002(e)          11.05     .23        .17    .40     (.23)      --   (.23)  11.22
 2001             10.27     .47        .78   1.25     (.47)      --   (.47)  11.05
 2000             11.37     .47      (1.10)  (.63)    (.47)      --   (.47)  10.27
 1999             11.55     .48       (.14)   .34     (.48)    (.04)  (.52)  11.37
 1998             11.09     .50        .50   1.00     (.50)    (.04)  (.54)  11.55
 1997(d)          11.10     .16         --    .16     (.17)      --   (.17)  11.09
 Class C (2/94)
 2002(e)          11.04     .24        .17    .41     (.24)      --   (.24)  11.21
 2001             10.26     .49        .77   1.26     (.48)      --   (.48)  11.04
 2000             11.36     .49      (1.10)  (.61)    (.49)      --   (.49)  10.26
 1999             11.54     .50       (.13)   .37     (.51)    (.04)  (.55)  11.36
 1998             11.09     .52        .50   1.02     (.53)    (.04)  (.57)  11.54
 1997             10.70     .53        .39    .92     (.53)      --   (.53)  11.09
 Class R (2/97)
 2002(e)          11.06     .28        .19    .47     (.28)      --   (.28)  11.25
 2001             10.27     .57        .79   1.36     (.57)      --   (.57)  11.06
 2000             11.38     .57      (1.11)  (.54)    (.57)      --   (.57)  10.27
 1999             11.55     .59       (.13)   .46     (.59)    (.04)  (.63)  11.38
 1998             11.09     .61        .50   1.11     (.61)    (.04)  (.65)  11.55
 1997(d)          11.17     .15       (.08)   .07     (.15)      --   (.15)  11.09
-----------------------------------------------------------------------------------------------------------------
 Class A (9/89)
 2002(e)           3.99% $89,494      .89%*    4.78%*      .89%*    4.78%*      .88%*    4.80%*         7%
 2001             13.20   84,424      .88      5.07        .88      5.07        .87      5.08          18
 2000             (4.82)  77,603     1.00      5.13        .98      5.14        .97      5.15          29
 1999              3.73   99,176      .88      4.76        .75      4.89        .75      4.89          11
 1998              9.88   89,143      .88      5.00        .75      5.13        .75      5.13          15
 1997              9.37   76,030     1.03      5.14        .79      5.38        .79      5.38          25
 Class B (2/97)
 2002(e)           3.62   22,455     1.64*     4.03*      1.64*     4.03*      1.63*     4.04*          7
 2001             12.29   20,753     1.63      4.32       1.63      4.32       1.62      4.33          18
 2000             (5.55)  17,194     1.75      4.39       1.74      4.40       1.73      4.41          29
 1999              2.98   18,870     1.63      4.01       1.50      4.15       1.49      4.15          11
 1998              9.18    8,999     1.62      4.21       1.45      4.38       1.45      4.38          15
 1997(d)           1.44      917     1.65*     4.50*      1.46*     4.69*      1.46*     4.69*         25
 Class C (2/94)
 2002(e)           3.72   22,085     1.44*     4.23*      1.44*     4.23*      1.43*     4.25*          7
 2001             12.49   19,887     1.43      4.52       1.43      4.52       1.42      4.53          18
 2000             (5.36)  19,074     1.55      4.59       1.54      4.60       1.53      4.61          29
 1999              3.20   21,352     1.43      4.21       1.30      4.34       1.29      4.34          11
 1998              9.32   13,682     1.42      4.45       1.29      4.58       1.29      4.58          15
 1997              8.78    7,645     1.57      4.59       1.33      4.83       1.33      4.83          25
 Class R (2/97)
 2002(e)           4.28       73      .69*     5.06*       .69*     5.06*       .68*     5.08*          7
 2001             13.42      656      .69      5.28        .69      5.28        .68      5.29          18
 2000             (4.73)     953      .75      5.31        .73      5.33        .72      5.34          29
 1999              4.03    2,451      .68      4.97        .55      5.10        .55      5.10          11
 1998             10.21       28      .67      5.17        .52      5.32        .52      5.32          15
 1997(d)            .67       --      .08*     5.27*       .04*     5.31*       .04*     5.31*         25
-----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
35

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
NORTH CAROLINA
                                                    From
                                     Net          and in
                               Realized/          Excess
            Beginning     Net Unrealized          of Net                  Ending              Ending
                  Net Invest-    Invest-         Invest-                     Net                 Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total    Assets
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)       $10.15    $.24      $ .14  $ .38    $(.25)   $  --  $(.25) $10.28      3.71% $162,808
 2001            9.49     .50        .66   1.16     (.50)      --   (.50)  10.15     12.41   160,578
 2000           10.38     .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)  153,091
 1999           10.62     .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43   183,370
 1998           10.28     .53        .34    .87     (.53)      --   (.53)  10.62      8.69   186,340
 1997           10.05     .54        .23    .77     (.54)      --   (.54)  10.28      7.79   181,595
Class B (2/97)
 2002(e)        10.16     .21        .14    .35     (.21)      --   (.21)  10.30      3.42    19,761
 2001            9.51     .42        .66   1.08     (.43)      --   (.43)  10.16     11.46    16,626
 2000           10.39     .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)   11,541
 1999           10.62     .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73    10,609
 1998           10.28     .45        .35    .80     (.46)      --   (.46)  10.62      7.89     3,609
 1997(d)        10.33     .12       (.06)   .06     (.11)      --   (.11)  10.28       .64       271
Class C (10/93)
 2002(e)        10.14     .22        .13    .35     (.22)      --   (.22)  10.27      3.42    20,012
 2001            9.48     .44        .66   1.10     (.44)      --   (.44)  10.14     11.80    18,238
 2000           10.36     .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)   16,023
 1999           10.60     .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85    17,507
 1998           10.26     .47        .34    .81     (.47)      --   (.47)  10.60      8.09     8,291
 1997           10.03     .48        .23    .71     (.48)      --   (.48)  10.26      7.20     7,065
Class R (2/97)
 2002(e)        10.16     .26        .13    .39     (.26)      --   (.26)  10.29      3.80     1,730
 2001            9.50     .52        .66   1.18     (.52)      --   (.52)  10.16     12.60     1,658
 2000           10.38     .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)    1,338
 1999           10.62     .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61     1,312
 1998           10.28     .55        .34    .89     (.55)      --   (.55)  10.62      8.88       848
 1997(d)        10.27     .18        .01    .19     (.18)      --   (.18)  10.28      1.92       405
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------------
             Before Credit/           After            After Credit/
             Reimbursement       Reimbursement(b)     Reimbursement(c)
NORTH CAROLINA------------------ -------------------- --------------------
                         Ratio                Ratio                Ratio
                            of                   of                   of
                           Net                  Net                  Net
                       Invest-              Invest-              Invest-
            Ratio of      ment   Ratio of      ment   Ratio of      ment
            Expenses    Income   Expenses    Income   Expenses    Income
                  to        to         to        to         to        to
             Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Net       Net        Net       Net        Net       Net    Turnover
May 31,       Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(e)         .87%*    4.72%*      .87%*    4.72%*      .87%*    4.73%*         2%
 2001            .95      4.96        .95      4.96        .94      4.97          12
 2000           1.00      5.06       1.00      5.06        .99      5.07          23
 1999            .87      4.66        .74      4.79        .74      4.80          11
 1998            .86      5.06        .86      5.06        .86      5.06          29
 1997           1.00      5.24        .93      5.31        .93      5.31          23
Class B (2/97)
 2002(e)        1.62*     3.97*      1.62*     3.97*      1.62*     3.97*          2
 2001           1.70      4.20       1.70      4.20       1.69      4.21          12
 2000           1.76      4.31       1.76      4.31       1.75      4.32          23
 1999           1.63      3.92       1.44      4.11       1.44      4.11          11
 1998           1.61      4.23       1.61      4.23       1.61      4.23          29
 1997(d)        1.62*     4.60*      1.62*     4.60*      1.62*     4.60*         23
Class C (10/93)
 2002(e)        1.42*     4.17*      1.42*     4.17*      1.42*     4.18*          2
 2001           1.50      4.41       1.50      4.41       1.49      4.42          12
 2000           1.55      4.51       1.55      4.51       1.54      4.52          23
 1999           1.43      4.12       1.24      4.31       1.24      4.31          11
 1998           1.41      4.50       1.41      4.50       1.41      4.50          29
 1997           1.54      4.70       1.48      4.76       1.48      4.76          23
Class R (2/97)
 2002(e)         .67*     4.92*       .67*     4.92*       .67*     4.93*          2
 2001            .75      5.16        .75      5.16        .74      5.17          12
 2000            .81      5.26        .81      5.26        .80      5.27          23
 1999            .67      4.86        .53      5.01        .53      5.01          11
 1998            .66      5.24        .66      5.24        .66      5.24          29
 1997(d)         .66*     5.57*       .66*     5.57*       .66*     5.57*         23
----------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
36

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations      Less Distributions
                        -------------------------  ----------------------
 TENNESSEE
                                       Net            From
 Class (Inception Date)          Realized/          and in
                                Unrealized     Ratios/SupplementalEDataxcess
              Beginning  ---Net----Invest-----------of-Net-----------------Ending--------------------------
                    Net Invest-    BeforemCredit/ent        AfterInvest-     After Credit/  Net
 Year Ended       Asset    ment    ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital         Asset
 TENNESSEEMay 31,          Value  Income-----(Loss)--Total---Income----Gains-Total---Value------
                                               Ratio                Ratio                Ratio
                                              of Net               of Net               of Net
                                             Invest-              Invest-              Invest-
                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                  Expenses    Income   Expenses    Income   Expenses    Income
                           Ending       to        to         to        to         to        to
                              Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended       Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,      Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2002(e)         $10.93    $.28      $ .17  $ .45    $(.28)    $--  $(.28) $11.10
 2001             10.34     .56        .58   1.14     (.55)     --   (.55)  10.93
 2000             11.30     .54       (.95)  (.41)    (.55)     --   (.55)  10.34
 1999             11.46     .55       (.15)   .40     (.56)     --   (.56)  11.30
 1998             11.06     .58        .40    .98     (.58)     --   (.58)  11.46
 1997             10.83     .59        .23    .82     (.59)     --   (.59)  11.06
 Class B (2/97)
 2002(e)          10.94     .24        .16    .40     (.23)     --   (.23)  11.11
 2001             10.35     .48        .58   1.06     (.47)     --   (.47)  10.94
 2000             11.30     .46       (.94)  (.48)    (.47)     --   (.47)  10.35
 1999             11.46     .47       (.16)   .31     (.47)     --   (.47)  11.30
 1998             11.06     .49        .40    .89     (.49)     --   (.49)  11.46
 1997(d)          11.14     .14       (.09)   .05     (.13)     --   (.13)  11.06
 Class C (10/93)
 2002(e)          10.94     .25        .16    .41     (.25)     --   (.25)  11.10
 2001             10.34     .50        .59   1.09     (.49)     --   (.49)  10.94
 2000             11.30     .48       (.95)  (.47)    (.49)     --   (.49)  10.34
 1999             11.45     .49       (.15)   .34     (.49)     --   (.49)  11.30
 1998             11.05     .52        .39    .91     (.51)     --   (.51)  11.45
 1997             10.82     .53        .23    .76     (.53)     --   (.53)  11.05
 Class R (2/97)
 2002(e)          10.93     .29        .16    .45     (.29)     --   (.29)  11.09
 2001             10.33     .58        .59   1.17     (.57)     --   (.57)  10.93
 2000             11.28     .56       (.94)  (.38)    (.57)     --   (.57)  10.33
 1999             11.44     .57       (.15)   .42     (.58)     --   (.58)  11.28
 1998             11.04     .60        .40   1.00     (.60)     --   (.60)  11.44
 1997(d)          11.09     .20       (.05)   .15     (.20)     --   (.20)  11.04
-----------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2002(e)           4.10% $265,568      .85%*    4.98%*      .85%*    4.98%*      .84%*    4.99%*        10%
 2001             11.18   250,583      .88      5.17        .88      5.17        .85      5.19          12
 2000             (3.65)  248,148      .99      5.08        .99      5.08        .98      5.10          15
 1999              3.47   285,935      .84      4.81        .84      4.81        .84      4.81          16
 1998              9.01   278,232      .84      5.09        .82      5.11        .82      5.11          15
 1997              7.71   257,475      .97      5.23        .85      5.35        .85      5.35          23
 Class B (2/97)
 2002(e)           3.70    17,404     1.60*     4.23*      1.60*     4.23*      1.59*     4.24*         10
 2001             10.36    14,861     1.63      4.41       1.63      4.41       1.60      4.44          12
 2000             (4.29)   12,527     1.75      4.33       1.75      4.33       1.73      4.35          15
 1999              2.72    12,410     1.59      4.07       1.59      4.08       1.59      4.08          16
 1998              8.21     5,775     1.59      4.30       1.58      4.31       1.58      4.31          15
 1997(d)            .42       537     1.60*     4.49*      1.37*     4.72*      1.37*     4.72*         23
 Class C (10/93)
 2002(e)           3.72    25,771     1.40*     4.43*      1.40*     4.43*      1.39*     4.44*         10
 2001             10.67    23,118     1.43      4.61       1.43      4.61       1.40      4.64          12
 2000             (4.21)   23,327     1.54      4.53       1.54      4.53       1.52      4.55          15
 1999              2.97    28,134     1.39      4.27       1.39      4.27       1.39      4.27          16
 1998              8.39    20,673     1.39      4.53       1.37      4.55       1.37      4.55          15
 1997              7.12    15,049     1.53      4.67       1.40      4.80       1.40      4.80          23
 Class R (2/97)
 2002(e)           4.09       657      .65*     5.18*       .65*     5.18*       .64*     5.19*         10
 2001             11.48       636      .68      5.36        .68      5.36        .65      5.39          12
 2000             (3.40)      547      .81      5.29        .81      5.29        .79      5.31          15
 1999              3.68       529      .64      5.01        .64      5.01        .64      5.01          16
 1998              9.20       534      .64      5.27        .62      5.29        .62      5.29          15
 1997(d)           1.40       248      .66*     5.55*       .46*     5.75*       .46*     5.75*         23
-----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

                                     Notes






-----
38

                                     Notes






-----
39

                                     Notes






-----
40

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787




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associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-----
41

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         For Generations

--------------------------------------------------------------------------------

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